File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    10/                             (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    48                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph(b) of Rule 485
     _X_ on May 1, 1999  pursuant  to  paragraph  (b) of Rule 485
     ___ 60 days after  filing  pursuant  to  paragraph  (a)(1)  of Rule  485
     ___ on  (date)  pursuant  to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Immediate Variable Annuity Contracts





                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location

                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Profile

Item 4.   Condensed Financial Information . . . . . . . .  Appendix

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Expenses

Item 7.   General Description of Variable Annuity
          Contracts . . . . . . . . . . . . . . . . . . .  The Franklin
                                                           Templeton Valuemark
                                                           Income Plus Immediate
                                                           Variable Annuity
                                                           Contract

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Payments (The
                                                           Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information





                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                                   Location
                                PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A


PROFILE OF THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
--------------------------------------------------------------------------------

May 1, 1999

This profile is a summary of some of the more important points that you should consider and know before purchasing the Franklin Templeton Valuemark Income Plus immediate variable annuity contract. The contract is more fully described in the prospectus which accompanies this profile. Please read the prospectus carefully.


1. THE FRANKLIN TEMPLETON
VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Franklin Templeton Valuemark Income Plus immediate variable annuity contract with variable and fixed payment options (Contract) is a contract between you, the owner, and Allianz Life Insurance Company of North America (Allianz Life), an insurance company. In this profile and the prospectus, "we," "us" and "our" refers to Allianz Life. In return for your one time payment, the Contract provides for income to you and another person (if elected) under a payment plan you select.

The variable payment options offer a choice of 18 Class 1 portfolios of Franklin Valuemark Funds which are listed in Section 4. Depending on market conditions and the portfolios you choose, payments may go up or down. No minimum payment is guaranteed under a variable payment option. The variable payment option is designed to offer a better return than the fixed payment option. However, this is not guaranteed.

The fixed payment option offers fixed annuity payments that are guaranteed by Allianz Life. Any portion of your purchase payment allocated to the fixed payment option will be temporarily allocated to the Money Market Fund on the day we allocate your purchase payment. It will then be allocated to the fixed payment option when you begin receiving annuity payments from your Contract (if you choose a fixed payout).

You can allocate your money in up to ten variable options or 9 variable options and the fixed payment option (total of 10). We may limit the number of variable options which you may invest in at any one time (except in Texas). The requested allocation to each variable option and the fixed payment option must be made in whole percentages and each must be at least 10%.


2. ANNUITY PAYMENTS
--------------------------------------------------------------------------------

Under this Contract, you are the owner and the annuitant. You may name a joint annuitant, if you choose. You select an income date when you buy the Contract. The income date must not be later than 60 days after we allocate your purchase payment.

You can receive annuity payments from your Contract by selecting one of the following annuity options:

(1)  payments for your life;

(2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue to the beneficiary for the remainder of the guaranteed period (5, 10, 15, 20 years);

(3) payments during the joint lifetime of you and the joint annuitant - when either of you die, payments will continue as long as the survivor lives;

(4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue to the beneficiary for the remainder of the guaranteed period (5, 10, 15 or 20 years);

(5) payments for your life and ending with the last payment due prior to your death with a guarantee that at your death, the beneficiary will receive a single cash payment as set forth in the Contract; and

(6) payments for a specified period of time (5 - 30 years) with payments continuing to the beneficiary for the remainder of the period certain if you and any joint annuitant die before the end of the specified period.

Under certain circumstances, if you selected annuity option 6, you can exchange it for a life contingent payout (options 1-5). Annuity payments can be based on the available portfolios (variable payout) and/or the fixed payment option (fixed payout) under all annuity options except annuity payments under Option 6. Annuity payments under Option 6 may only come from the portfolios (variable payout). If you choose to have any part of your payments based on the performance of the portfolios (i.e., variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance of the portfolio(s) you choose.


3. PURCHASE
--------------------------------------------------------------------------------

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract at a later date (i.e., it is a single purchase payment contract). Your investment representative can help you complete the appropriate forms.


4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You may invest in the Allianz Life fixed payment option and/or the following Class 1 portfolios of Franklin Valuemark Funds listed below. Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME
Money Market Fund

PORTFOLIO SEEKING INCOME
High Income Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities  Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller
 Companies Fund
Templeton Pacific Growth Fund

The portfolios are fully described in the attached prospectus for Franklin Valuemark Funds. Your income will fluctuate up or down based on the portfolios' performance. No minimum payment amount is guaranteed.


5. EXPENSES
--------------------------------------------------------------------------------

The Contract has insurance features and investment features, and there are costs related to each.

o The annual insurance charges consist of the Mortality and Expense Risk Charge and the Administrative Expense Charge. Together these charges total 1.40% of the average daily value of your Contract allocated to the variable options.

o If you choose Annuity Options 2 or 4 and make a liquidation, a commutation fee of 5% in Contract year 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. If you choose Annuity Option 6 and make a liquidation, a commutation fee of 5% in Contract years 1 and 2, reducing by 1% each year until it is 1% for Contract year 6 and thereafter will apply. (If you bought your Contract before May 1, 1998, the commutation fee under Annuity Option 6 is 1% in the first Contract year.)

o There are also annual portfolio operating expenses, which vary depending upon the portfolios you select. In 1998, these expenses ranged from .49% to 1.41% of the average daily value of the Class 1 portfolios.

o Allianz Life may assess a state premium tax charge, which ranges from 0% to 3.5% of your purchase payment (depending upon the state).

We have provided the following chart to help you understand the expenses in your Contract.

o The column "Total Annual Expenses" shows the 1.40% insurance charges and the total annual portfolio expenses for 1998 for each portfolio.

o The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you liquidate all your money:
     (1) at the end of year 1, and (2) at the end of year 10. The examples assume that you selected Annuity Option 6 and chose a 15 year specified period certain annuity option and a 5% assumed investment return. For year 1, the Total Annual Expenses are assessed as well as the commutation fee. For year 10, the example shows the total of all the annual expenses for the 10 years, but there is no commutation fee.

o    The premium tax is assumed to be 0% in both examples.

o The examples are purely hypothetical. They should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


                                       TOTAL ANNUAL    TOTAL ANNUAL                        EXAMPLES:
                                        INSURANCE    CLASS 1 PORTFOLIO  TOTAL ANNUAL       EXPENSES AT END OF
VARIABLE OPTION                          CHARGES        EXPENSES         EXPENSES          1 YEAR        10 YEARS
-------------------------------------------------------------------------------------------------------------------
Capital Growth                            1.40%           .77%             2.17%            $67           $140
-------------------------------------------------------------------------------------------------------------------
Global Utilities Securities               1.40%           .50%             1.90%            $64           $124
-------------------------------------------------------------------------------------------------------------------
Growth and Income                         1.40%           .49%             1.89%            $64           $124
-------------------------------------------------------------------------------------------------------------------
High Income                               1.40%           .53%             1.93%            $65           $126
-------------------------------------------------------------------------------------------------------------------
Income Securities                         1.40%           .49%             1.89%            $64           $124
-------------------------------------------------------------------------------------------------------------------
Money Market                              1.40%           .53%             1.93%            $65           $126
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities               1.40%           1.00%            2.40%            $69           $153
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities                  1.40%           .77%             2.17%            $67           $140
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities                    1.40%           .54%             1.94%            $65           $126
-------------------------------------------------------------------------------------------------------------------
Rising Dividends                          1.40%           .72%             2.12%            $66           $137
-------------------------------------------------------------------------------------------------------------------
Small Cap                                 1.40%           .77%             2.17%            $67           $140
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity       1.40%           1.41%            2.81%            $72           $175
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation         1.40%           .84%             2.24%            $67           $144
-------------------------------------------------------------------------------------------------------------------
Templeton Global Growth                   1.40%           .88%             2.28%            $68           $146
-------------------------------------------------------------------------------------------------------------------
Templeton International Equity            1.40%           .88%             2.28%            $68           $146
-------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies 1.40%           1.10%            2.50%            $70           $158
-------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth                  1.40%           1.10%            2.50%            $70           $158
-------------------------------------------------------------------------------------------------------------------
Value Securities                          1.40%           .83%             2.23%            $67           $143
-------------------------------------------------------------------------------------------------------------------

For more  detailed  information,  see the Fee  Table in the  prospectus  for the Contract.



6. TAXES
--------------------------------------------------------------------------------

For federal tax purposes, annuity payments will be treated as partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 591/2 when you make a liquidation, you may be charged a 10% federal tax penalty on the taxable amount you withdraw. You should consult your tax counsel or other tax adviser regarding any liquidations.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Generally, you may not make liquidations from your Contract. However, under certain circumstances, you may make one liquidation (withdrawal) each Contract year after the income date if you selected Annuity Options 2, 4 or 6. The amount that you may liquidate is set forth in your Contract and is described in the prospectus for the Contract. There may be a fee assessed when you make a liquidation (commutation fee). Also, there may be adverse tax consequences, leading to lower annuity payments than those that would have been paid without the partial liquidation (during the period certain). You may not make any liquidations before your income date.

8. PERFORMANCE
--------------------------------------------------------------------------------


If you choose to receive variable payments,  your payments will vary up or down.
The increase or decrease will depend on whether the variable options you choose perform better or worse than the "benchmark" assumed investment return (3%, 5% or 7% per year) you choose.

The following chart shows total returns for the periods shown. Performance is not shown for the Value Securities Fund because it was first offered for sale on May 1, 1998. These numbers reflect the insurance charges and the operating expenses of the portfolios, but are not adjusted for the assumed investment return. Past performance does not guarantee or predict future results.

                                                                      CALENDAR YEAR
                                 ----------------------------------------------------------------------------------
VARIABLE OPTION                    1998     1997      1996     1995      1994     1993      1992     1991      1990
-------------------------------------------------------------------------------------------------------------------
Capital Growth                   18.62%   16.66%    12.54%       NA        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Global Utilities Securities       9.64%   25.00%     5.57%   29.53%   -12.79%    9.00%     7.20%   22.87%     0.44%
-------------------------------------------------------------------------------------------------------------------
Growth and Income                 6.83%   25.97%    12.59%   30.99%    -3.38%    8.77%     5.22%   21.09%    -3.70%
-------------------------------------------------------------------------------------------------------------------
High Income                      -0.48%   10.00%    12.31%   18.10%    -3.61%   14.14%    14.63%   28.33%    -9.94%
-------------------------------------------------------------------------------------------------------------------
Income Securities                 0.23%   15.46%     9.72%   20.70%    -7.57%   16.96%    11.65%   37.98%    -8.73%
-------------------------------------------------------------------------------------------------------------------
Money Market                      3.76%    3.78%     3.69%    4.29%     2.39%    1.12%     1.62%    4.02%     6.12%
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities      -6.32%   17.71%     1.80%       NA        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities         -1.30%   16.10%     3.30%       NA        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities          -17.97%   19.02%    30.96%   15.90%     1.46%   17.36%    10.53%   31.65%   -13.20%
-------------------------------------------------------------------------------------------------------------------
Rising Dividends                  5.44%   31.18%    22.44%   27.94%    -5.41%   -4.80%     8.48%       NA        NA
-------------------------------------------------------------------------------------------------------------------
Small Cap                        -2.36%   15.79%    27.26%    1.46%        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
 Equity                         -22.70%   -9.99%    19.89%    1.35%    -5.46%       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset
 Allocation                      -1.43%   10.16%    18.16%    5.91%        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton Global Growth           7.46%   11.92%    19.58%   11.16%     2.01%       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton International Equity    4.09%   10.14%    21.25%    9.06%    -0.53%   26.79%    -3.58%       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton International
Smaller Companies               -13.49%   -2.87%    11.45%       NA        NA       NA        NA       NA        NA
-------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth        -14.34%  -36.84%     9.55%    6.47%   -10.06%   45.82%    -2.39%       NA        NA
-------------------------------------------------------------------------------------------------------------------

9. DEATH BENEFIT
--------------------------------------------------------------------------------

If you die before the income date and there is no joint annuitant, the Contract will be treated as if it had never been issued. We will return your purchase payment to your estate. If you have chosen an annuity option with a joint annuitant and either you or the joint annuitant dies before the income date, the annuity option will be changed to option 2 (with 10 years of payments guaranteed or 5 years of payments guaranteed if the survivor's life expectancy is less than 10 years).


10. OTHER INFORMATION
--------------------------------------------------------------------------------

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), you will receive back the value of your Contract on the day we receive your request, less any annuity payments paid in states where permitted (this may be more or less than your original payment). In certain states, or if you have purchased the Contract as an IRA, we may be required to return your purchase payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state).

PURCHASING CONSIDERATIONS. The Franklin Templeton Valuemark Income Plus immediate variable annuity contract is designed for investors seeking a medium to long-term periodic payment plan. Many options provide for payments guaranteed for as long as you live. We do not recommend buying this Contract if you cannot accept the risk of getting back less money than you put in. Since certain payment options do not permit you to liquidate (withdraw) money, and all options limit payments to your heirs, we generally recommend you set other money aside for nonroutine expenses and bequests.

11. INQUIRIES
--------------------------------------------------------------------------------

If you have any questions about your Contract or need more information, please contact us at:

   VIP Service Center
   P.O. Box 30343
   Tampa, Florida 33630-3343
   (800) 774-5001

                  THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
                       IMMEDIATE VARIABLE ANNUITY CONTRACT
                                    issued by

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option. The Contract is offered by Allianz Life Insurance Company of North America (Allianz Life).

The annuity has 19 investment choices -- the 18 Variable Options which each invest in one Class 1 Portfolio of Franklin Valuemark Funds and a Fixed Payment Option of Allianz Life. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Payment Option).

FRANKLIN VALUEMARK FUNDS:

PORTFOLIO SEEKING CAPITAL
PRESERVATION AND INCOME
Money Market Fund

PORTFOLIO SEEKING INCOME
High Income Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund
Growth and Income Fund
Income Securities Fund
Mutual Shares Securities Fund
Real Estate Securities Fund
Rising Dividends Fund
Templeton Global Asset Allocation Fund
Value Securities Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund
Mutual Discovery Securities Fund
Small Cap Fund
Templeton Developing Markets Equity Fund
Templeton Global Growth Fund
Templeton International Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

Please read this prospectus before investing and keep it for future reference. It contains important information about the Franklin Templeton Valuemark Income Plus Immediate Variable Annuity Contract with a Fixed Payment Option.

To learn more about the annuity offered by this prospectus, you can receive a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on Page 17 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call or write us at the VIP Service Center at the address and telephone number listed in the Profile.

THE FRANKLIN TEMPLETON VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY CONTRACTS:

O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

In the state of Oregon, all references to Franklin Templeton Valuemark Income Plus refer to Valuemark Income Plus.

Dated: May 1, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEX OF TERMS                                      3

FEE TABLE                                           4

1.  THE FRANKLIN TEMPLETON
    VALUEMARK INCOME PLUS
    IMMEDIATE VARIABLE
    ANNUITY CONTRACT                                8
    Ownership                                       8
    Contract Owner/Annuitant                        8
    Joint Owner/Joint Annuitant                     8
    Beneficiary                                     8
    Assignment                                      8

2.  ANNUITY PAYMENTS                                9
    (THE PAYOUT PHASE)
    Income Date                                     9
    Annuity Payments                                9
    Assumed Investment Return                       9
    Annuity Options                                 9

3.  PURCHASE                                       10
    Purchase Payment                               10
    Allocation of Purchase Payment                 10
    Free Look                                      10
    VIP Units                                      11

4.  INVESTMENT OPTIONS                             11
    Transfers                                      12
     Telephone Transfers                           12
    Voting Privileges                              12
    Substitution                                   12

5.  EXPENSES                                       12
    Insurance Charges                              12
     Mortality and Expense Risk Charge             12
     Administrative Charge                         12
    Commutation Fee                                13
    Premium Taxes                                  13
    Income Taxes                                   13
    Portfolio Expenses                             13

6.  TAXES                                          13
    Annuity Contracts in General                   13
    Qualified and Non-Qualified Contracts          13
    Liquidations - Non-Qualified Contracts         13
    Liquidations - Qualified Contracts             14
    Diversification                                14

7.  ACCESS TO YOUR MONEY                           15
    Suspension of Payments or Transfers            15

8.  PERFORMANCE                                    15

9.  DEATH BENEFIT                                  16

10. OTHER INFORMATION                              16
    Allianz Life                                   16
    Year 2000                                      16
    The Separate Account                           16
    Distribution                                   16
    Administration                                 17
    Financial Statements                           17

TABLE OF CONTENTS OF THE STATEMENT OF              17
ADDITIONAL INFORMATION

APPENDIX A - Condensed Financial Information       18

APPENDIX B - Illustration of Annuity Income        21

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English to make it as understandable as possible. However, there are some technical terms used, which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term in this prospectus.

Annuitant                                              8

Annuity Calculation Date                              10

Annuity Options                                        9

Annuity Payments                                       9

Annuity Unit                                          11

Assumed Investment Return (AIR)                        9

Beneficiary                                            8

Contract                                               8

Contract Owner                                         8

Fixed Payment Option                                   8

Income Date                                            9

Joint Annuitant                                        8

Joint Owner                                            8

Non-Qualified                                         13

Payout Phase                                           9

Portfolios                                            11

Purchase Payment                                      10

Qualified                                             13

Tax Deferral                                          13

Total Liquidation Value                               15

Variable Option                                        8

VIP Unit                                              11

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing in the Contract. It reflects expenses of the separate account as well as the Class 1 Portfolios.

We have provided "Illustrations of Annuity Income" in Appendix B to show you the effects of the charges, expenses and investment performance on annuity income.

CONTRACT OWNER TRANSACTION FEES

COMMUTATION FEE *
(as a percentage of the amount taken out (liquidated))

                                 CONTRACT YEAR    CHARGE
                                 -----------------------
                                       1            5%
                                       2            5%
                                       3            4%
                                       4            3%
                                       5            2%
                               6 (& thereafter)     1%

*After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. If you have chosen Annuity Option 6 and bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in the first Contract year.


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge                     1.25%
Administrative Charge                                  .15%
                                                      -----
Total Separate Account Annual Expenses                1.40%


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES: CLASS 1 SHARES
(as a percentage of Franklin Valuemark Funds' average net assets)

The Management and Portfolio Administration Fees and Total Annual Expenses for each Portfolio are based on a percentage of that Portfolio's average net assets for the most recent fiscal year. See the prospectus for Franklin Valuemark Funds for more information.

                                                     MANAGEMENT                             TOTAL
                                                    AND PORTFOLIO           OTHER          ANNUAL
                                                ADMINISTRATION FEES1      EXPENSES        EXPENSES
--------------------------------------------------------------------------------------------------
Capital Growth Fund                                     .75%                .02%             .77%
--------------------------------------------------------------------------------------------------
Global Utilities Securities Fund                        .47%                .03%             .50%
--------------------------------------------------------------------------------------------------
Growth and Income Fund                                  .47%                .02%             .49%
--------------------------------------------------------------------------------------------------
High Income Fund                                        .50%                .03%             .53%
--------------------------------------------------------------------------------------------------
Income Securities Fund                                  .47%                .02%             .49%
--------------------------------------------------------------------------------------------------
Money Market Fund                                       .51%                .02%             .53%
--------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                        .95%                .05%            1.00%
--------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                           .74%                .03%             .77%
--------------------------------------------------------------------------------------------------
Real Estate Securities Fund                             .52%                .02%             .54%
--------------------------------------------------------------------------------------------------
Rising Dividends Fund                                   .70%                .02%             .72%
--------------------------------------------------------------------------------------------------
Small Cap Fund                                          .75%                .02%             .77%
--------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund               1.25%                .16%            1.41%
--------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                  .80%                .04%             .84%
--------------------------------------------------------------------------------------------------
Templeton Global Growth Fund                            .83%                .05%             .88%
--------------------------------------------------------------------------------------------------
Templeton International Equity Fund                     .80%                .08%             .88%
--------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund         1.00%                .10%            1.10%
--------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund                           .99%                .11%            1.10%
--------------------------------------------------------------------------------------------------
Value Securities Fund2                                  .75%                .08%             .83%
--------------------------------------------------------------------------------------------------

1. The Portfolio Administration Fee is a direct expense for the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund and the Value Securities Fund. Other Portfolios pay for similar services indirectly through the Management Fee. See the Franklin Valuemark Funds prospectus for further information regarding these fees.

2. The Value Securities Fund commenced operations May 1, 1998. The expenses shown for this Portfolio are therefore estimated for 1999.


EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o    Premium taxes are not reflected in the tables. Premium taxes may apply.

o The examples assume you invested $1,000 with annual payments based on a 15 year period certain payout under Annuity Option 6 with a 5% Assumed
     Investment Return.

o    For  additional  information,  see Section 5 - "Expenses"  and the Franklin
     Valuemark Funds prospectus.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if you surrender your Contract under Annuity Option 6 at the end of each time period:

                                                        1 YEAR           3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                      $67               $88               $99             $140
-------------------------------------------------------------------------------------------------------------------
Global Utilities Securities Fund                         $64               $81               $89             $124
-------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                   $64               $81               $89             $124
-------------------------------------------------------------------------------------------------------------------
High Income Fund                                         $65               $82               $90             $126
-------------------------------------------------------------------------------------------------------------------
Income Securities Fund                                   $64               $81               $89             $124
-------------------------------------------------------------------------------------------------------------------
Money Market Fund                                        $65               $82               $90             $126
-------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                         $69               $93              $108             $153
-------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            $67               $88               $99             $140
-------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                              $65               $82               $91             $126
-------------------------------------------------------------------------------------------------------------------
Rising Dividends Fund                                    $66               $87               $97             $137
-------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                           $67               $88               $99             $140
-------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund                 $72              $103              $123             $175
-------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   $67               $89              $102             $144
-------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund                             $68               $90              $103             $146
-------------------------------------------------------------------------------------------------------------------
Templeton International Equity Fund                      $68               $90              $103             $146
-------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund           $70               $96              $111             $158
-------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund                            $70               $96              $111             $158
-------------------------------------------------------------------------------------------------------------------
Value Securities Fund*                                   $67               $89              $101             $143
-------------------------------------------------------------------------------------------------------------------

*Estimated


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money (compounded annually) if your Contract is not surrendered:

                                                        1 YEAR           3 YEARS           5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund                                      $20               $56               $86             $136
---------------------------------------------------------------------------------------------------------------------------
Global Utilities Securities Fund                         $18               $49               $76             $121
---------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                   $17               $49               $75             $120
---------------------------------------------------------------------------------------------------------------------------
High Income Fund                                         $18               $50               $77             $122
---------------------------------------------------------------------------------------------------------------------------
Income Securities Fund                                   $17               $49               $75             $120
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund                                        $18               $50               $77             $122
---------------------------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund                         $22               $61               $94             $149
---------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                            $20               $56               $86             $136
---------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                              $18               $50               $77             $123
---------------------------------------------------------------------------------------------------------------------------
Rising Dividends Fund                                    $20               $54               $84             $133
---------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                           $20               $56               $86             $136
---------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Equity Fund                 $26               $72              $110             $172
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                   $21               $57               $88             $140
---------------------------------------------------------------------------------------------------------------------------
Templeton Global Growth Fund                             $21               $58               $90             $143
---------------------------------------------------------------------------------------------------------------------------
Templeton International Equity Fund                      $21               $58               $90             $143
---------------------------------------------------------------------------------------------------------------------------
Templeton International Smaller Companies Fund           $23               $64               $98             $155
---------------------------------------------------------------------------------------------------------------------------
Templeton Pacific Growth Fund                            $23               $64               $98             $155
---------------------------------------------------------------------------------------------------------------------------
Value Securities Fund*                                   $20               $57               $88             $140
---------------------------------------------------------------------------------------------------------------------------

*Estimated

See Appendix A for VIP Unit Values - Condensed Financial Information.

1. THE FRANKLIN TEMPLETON
VALUEMARK INCOME PLUS
IMMEDIATE VARIABLE ANNUITY
CONTRACT
--------------------------------------------------------------------------------

This prospectus describes an immediate variable annuity contract with a Fixed Payment Option (Contract) offered by Allianz Life.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is no later than 60 days after we allocate your Purchase Payment.
This is called the Income Date.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

The Contract is called a variable annuity because you can choose among 18 Variable Options, and depending upon market conditions, your payments can go up or down based on the Portfolios' investment performance. The Portfolios are designed to offer a better return than the Fixed Payment Option. However, this is not guaranteed. If you select the variable annuity portion of the Contract, your payments may go up or down based on the investment performance of the Portfolio(s) you select.

The Contract also contains a Fixed Payment Option (referred to in the Contract as the "Fixed Account"). The Fixed Payment Option offers an interest rate that is guaranteed by Allianz Life. If you select the Fixed Payment Option, your money will be placed with the other general assets of Allianz Life. Any portion of your Purchase Payment allocated to the Fixed Payment Option will be temporarily allocated to the Money Market Fund on the day we allocate your Purchase Payment. It will then be allocated to the Fixed Payment Option when you begin receiving Annuity Payments from your Contract.

We will not make any changes to your Contract without your permission except as may be required by law. We may, however, add endorsements to your Contract from time to time.


OWNERSHIP
--------------------------------------------------------------------------------

CONTRACT OWNER/ANNUITANT

You are the Contract Owner and the Annuitant. You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued.

An Annuitant is the natural person on whose life we base Annuity Payments.

JOINT OWNER/JOINT ANNUITANT

If there is more than one Contract Owner, each Contract Owner is a Joint Owner of the Contract. Joint Owners have equal ownership rights. You both must authorize those ownership rights unless otherwise allowed by Allianz Life. You can name a Joint Annuitant. Each Joint Owner must be either an Annuitant or Joint Annuitant.

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT THE CONTRACT AS IF WE NEVER ISSUED IT AND WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you die while the Contract is in force, the Joint Annuitant (if not already a Joint Owner) will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or when the Joint Annuitant dies, the Beneficiary(ies) will be the Owner(s) of their respective shares.

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. You can also name a contingent Beneficiary. The contingent Beneficiary will receive any death benefit if the Beneficiary is not alive when you and any Joint Annuitant die. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. We will not be liable for any payment we make, or other action we take, in accordance with the Contract before we receive written notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued under a Qualified plan, you may be unable to assign the Contract.


2. ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

INCOME DATE

You can receive regular income payments under your Contract as long as you and any Joint Annuitant are alive on the Income Date. We call the date that you receive your first Annuity Payment the Income Date. We ask you to choose your Income Date when you purchase the Contract. Your Income Date must be the first or fifteenth day of a calendar month and must not be later than 60 days from the day we allocate your Purchase Payment.

ANNUITY PAYMENTS

Under Annuity Options 1-5, you may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under Annuity Option 6, Annuity Payments will come from the Variable Options only (variable payout). If you choose a Fixed Payment Option, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options.

If you choose to receive variable payments, we determine the amount of your first variable payment based on:

1) your Contract value on the Annuity Calculation Date (no more than 10 days before the first payment),

2) your age and the age of any Joint Annuitant on the Annuity Calculation Date (except in Option 6);

3)   the Assumed Investment Return (AIR), a benchmark you select, and

4)   the Annuity Option you select.

We credit your Contract with a fixed number of Annuity Units for each Variable Option you select. We do this by allocating the first payment amount among the Variable Options according to your instructions, and dividing the amount allocated to each Variable Option by the Annuity Unit Value on the Annuity Calculation Date. The number of Annuity Units in your Contract remains the same unless you make a liquidation or transfer.

After the first payment, your payments will change based on the change in value of the Annuity Units credited to your Contract. The amount of each change will depend on how the Annuity Units in your Contract perform as compared to your AIR benchmark.

You can choose the frequency of Annuity Payments (for example, monthly, quarterly, semi-annually or annually).

The SAI contains a discussion of how we calculate Annuity Unit values.

ASSUMED INVESTMENT RETURN

We base your Annuity Payments on the Assumed Investment Return. You can choose either a 7%, 5% or 3% per year AIR. The 7% AIR is not available in all states (check with your registered representative for availability). If you do not choose one, the 5% AIR will automatically apply. If the actual performance exceeds the AIR you chose, your Annuity Payments will increase. Similarly, if the actual rate is less than the AIR you chose, your Annuity Payments will decrease. If you choose a higher AIR, the initial amount of income will be higher, but income will increase more slowly during periods of good investment performance and decrease faster during periods of poor investment performance.

ANNUITY OPTIONS

You can choose among income plans. We call those Annuity Options. Except for Annuity Option 6, once you select an Annuity Option you may not change it.

You can choose one of the following Annuity Options. You can also choose any other Annuity Option you want as long as Allianz Life agrees to provide it.

OPTION 1. LIFE ANNUITY. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we will stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments after the Annuitant's death, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the Joint Annuitant's life. The amount of the Annuity Payments we will make can be equal to 100%, 75% or 50% of the amount that was being paid when both you and the Joint Annuitant were alive. You choose this percentage when you apply for the Contract. The Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make periodic Annuity Payments during the joint lifetime of you and the Joint Annuitant. When you die, if the Joint Annuitant is still alive, we will continue to make Annuity Payments during the life of the surviving Annuitant. The payments will be 100% of the amount that was being paid when you were both alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. If the Beneficiary does not want to receive Annuity Payments, he or she can ask us for a single lump sum. The amount of the lump sum payment is described in your Contract.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make periodic Annuity Payments during your lifetime. The last Annuity Payment will be made before you die. If the value of the Annuity Payments is made less than the value applied to the Annuity Option, then the Beneficiary will receive a refund as set forth in the Contract.

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. Under this option, we will make periodic Annuity Payments for a specified period that you choose. The period can be from 5 to 30 years (you must use whole numbers of years). If at the time both you and any Joint Annuitant die, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. This option may not be available in all states. This option can only be elected as a variable payout.

After the first Contract anniversary, you can exchange an Annuity Option 6 payout for a payout under Annuity Options 1-5. You can do this if the Total Liquidation Value of your Contract is at least $25,000. Furthermore, if you own a Non-Qualified Contract you must be 591/2 or older. If you own a Qualified Contract you may make the exchange after the later of your reaching age 591/2 or 5 years from the date of the first Annuity Payment and prior to the year in which you reach age 701/2. A new Contract will be issued to you for your existing Contract. You must return your existing Contract to us. The Contract Owner/Annuitant and Joint Annuitant (if any) must be the same under both Contracts.


3. PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENT

The Purchase Payment is the money you put into the Contract. The minimum payment Allianz Life will accept is $35,000. The Contract is a single payment Contract. This means that you cannot add to your Contract after you buy it. If you buy more than one Contract, the Purchase Payment for each Contract does not need to be $35,000 if the average payment for each Contract is $35,000 or more. When you make your Purchase Payment, we will deduct any premium taxes that you owe before we allocate it to the Variable Options.

This product is not designed for market timers.

ALLOCATION OF PURCHASE PAYMENT

When you purchase a Contract, we will allocate your Purchase Payment to one or more of the Variable Options you have selected. If you want any portion of the Purchase Payment to be allocated to the Fixed Annuity Option, we will temporarily allocate it to the Money Market Fund. It will be moved to the Fixed Annuity Option on the day we calculate your first Annuity Payment (Annuity Calculation Date). The Annuity Calculation Date will be no more than 10 business days before the Income Date. We ask that you allocate your money in whole percentages. Each allocation must be at least 10%.

Currently, you may invest in 10 investment choices (which includes the Variable Options and the Fixed Payment Option). We may, in the future, limit the number of Variable Options that you may invest in at one time (except in Texas).

Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your Purchase Payment within 2 business days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. Our business day closes when the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

FREE LOOK

If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or the period required in your state). You will receive back the value of your Contract on the day we receive your request, less any Annuity Payments paid in states where permitted. In certain states, or if you have purchased the Contract as an IRA, we may be required to give you back your Purchase Payment if you decide to cancel your Contract within 10 days after receiving it (or the period required in your state). If that is the case, we reserve the right to allocate your Purchase Payment to the Money Market Fund for 15 days after we receive it. (In some states, the period may be longer.) At the end of that period, we will re-allocate your money as you selected. Currently, however, we will directly allocate your money to the Variable Option(s) you have selected.

VIP UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract prior to the Annuity Calculation Date, we use a measurement called a VIP Unit (which is like a share of a mutual fund). On and after the Annuity Calculation Date, we call it an Annuity Unit.

Every business day we determine the value of a VIP Unit for each Variable Option by:

1. determining the total amount of money invested in the particular Variable Option;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding VIP Units.

The value of a VIP Unit may go up or down from day to day.

When you make the Purchase Payment, we credit your Contract with VIP Units. The number of VIP Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding VIP Unit.

We calculate the value of each VIP Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:

On Monday we receive your Purchase Payment of $35,000. You have told us you want this to go to the Growth and Income Fund. When the New York Stock Exchange closes on that Tuesday, we determine that the value of a VIP Unit based on an investment in the Growth and Income Fund is $12.50. We then divide $35,000 by $12.50 and credit your Contract on Tuesday night with 2800 VIP Units. (This example assumes there are no premium taxes in your state.)


4. INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options, which invest in Class 1 shares of 18 Portfolios of Franklin Valuemark Funds. The Contract also offers a Fixed Payment Option of Allianz Life. Additional Portfolios may be available in the future.

You should read the Franklin Valuemark Funds prospectus (which is attached to this prospectus) carefully before investing.

Franklin Valuemark Funds (Trust) is the mutual fund underlying your Contract. Each Portfolio has its own investment objective. The Trust issues two classes of shares which are described in the attached Trust prospectus. Only Class 1 shares are available with your Contract. Investment managers for each Portfolio are listed in the table below and are as follows: Franklin Advisers, Inc. (FA), Franklin Advisory Services, LLC (FAS), Franklin Mutual Advisers, LLC (FMA), Templeton Asset Management Ltd. (TAM), Templeton Global Advisors Limited (TGA), and Templeton Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers to help them manage the Portfolios.

The following is a list of the Portfolios available under the Contract:

                                               Investment
Available Portfolios                            Managers
---------------------------------------------------------

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
Money Market Fund                                  FA

PORTFOLIO SEEKING INCOME
High Income Fund                                   FA

PORTFOLIOS SEEKING GROWTH AND INCOME
Global Utilities Securities Fund                   FA
Growth and Income Fund                             FA
Income Securities Fund                             FA
Mutual Shares Securities Fund                      FMA
Real Estate Securities Fund                        FA
Rising Dividends Fund                              FAS
Templeton Global Asset Allocation Fund             TGA
Value Securities Fund                              FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
Capital Growth Fund                                FA
Mutual Discovery Securities Fund                   FMA
Small Cap Fund                                     FA
Templeton Developing Markets Equity Fund           TAM
Templeton Global Growth Fund                       TGA
Templeton International Equity Fund                FA
Templeton International Smaller Companies Fund     TIC
Templeton Pacific Growth Fund                      FA

Franklin Valuemark Funds serves as the underlying mutual fund for variable life insurance policies offered by Allianz Life and other variable annuity contracts offered by Allianz Life and its affiliates. Franklin Valuemark Funds believes that offering its shares in this manner will not be disadvantageous to you.

TRANSFERS

You can transfer money among the 18 Variable Options. You cannot make transfers from the Fixed Payment Option to the Variable Options.

We currently allow you to make as many transfers as you want each year. We may limit this in the future. However, you will always be allowed at least 6 transfers each year. This product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We may reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if the Portfolio would be potentially adversely affected.

The following applies to any transfer:

1.   You cannot make transfers during the free look period.

2. Your request for a transfer must clearly state which Variable Options or the Fixed Payment Option is involved in the transfer.

3. Your request for a transfer must clearly state how much the transfer is for.

4. You cannot make a transfer if it would cause any Variable Option or the Fixed Payment Option to provide less than 10% of the benefits under your Contract.

5. You can make at least one allocation to the Fixed Payment Option. Both your initial allocation to the Fixed Payment Option and each transfer to the Fixed Payment Option will be treated as an allocation.

TELEPHONE TRANSFERS

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, we will accept instructions from either one of you unless you instruct us otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We tape record all telephone instructions.

VOTING PRIVILEGES

We are the legal owner of the Trust's Class 1 Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote, which affects your investment, we will obtain from you and other Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We will not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this.


5. EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, we make a deduction for insurance charges. We do this as part of our calculation of the value of the VIP Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

o MORTALITY AND EXPENSE RISK CHARGE. During the Accumulation Phase, this charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option, after the deduction of expenses. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option after the deduction of expenses. This charge is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

COMMUTATION FEE

Under certain circumstances, you can liquidate (withdraw) all or part of a Variable Option of the Contract. When you make a liquidation, the amount you receive will be reduced by the commutation fee. The commutation fee is a percentage of the amount withdrawn. The commutation fee is equal to:

        CONTRACT YEAR                 CHARGE
     -------------------------------------------
              1                         5%
              2                         5%
              3                         4%
              4                         3%
              5                         2%
      6 (& thereafter)                  1%

After the first Contract year, you may make one liquidation from your Contract each year if you have selected Annuity Options 2 or 4. If you have selected Annuity Option 6, you may make a liquidation once each year beginning in the first year. If you have chosen Annuity Option 6 and you bought your Contract before May 1, 1998, the commutation fee is 1% of the amount liquidated in Contract year 1.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state. For information regarding premium taxes in your state, contact your agent or our VIP Service Center.

INCOME TAXES

We reserve the right to deduct from the Contract for any income taxes which we may incur because of the Contract. Currently, we are not making any such deductions.

PORTFOLIO EXPENSES

There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described above in the Fee Table and in the attached prospectus for Franklin Valuemark Funds.


6. TAXES
--------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Allianz Life has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs and for providing a series of periodic payments for life or a fixed number of years. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as Tax Deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

You, as the Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a surrender or as Annuity Payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment is treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payment are fully includible in income.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract as an individual and not as an individual retirement annuity, your Contract is referred to as a Non-Qualified Contract.

If you purchase the Contract as an individual retirement annuity, your Contract is referred to as a Qualified Contract.

LIQUIDATIONS -- NON-QUALIFIED CONTRACTS

If the value of your Contract exceeds your Purchase Payment, any withdrawals will be included in taxable income to the extent of earnings in your Contract. The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some distributions will be exempt from the penalty. They include any amounts:

(1)  paid on or after you reach age 591/2;

(2)  paid after you die;

(3)  paid if you become totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

(5)  paid as annuity payments under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

The Code does not specifically address withdrawals (liquidations) from immediate annuity contracts. A Private Letter Ruling issued by the Internal Revenue
Service concludes that the ability to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Ruling does not address the issue of whether a withdrawal would affect the favorable tax treatment of the annuity payments made before and after the withdrawal under the requirement that all immediate annuity payment must be substantially equal. The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to your attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While Allianz Life currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and Allianz Life intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. You should obtain competent tax advice prior to making a partial or total liquidation (withdrawal).

LIQUIDATIONS -- QUALIFIED CONTRACTS

If you make a withdrawal under an IRA Contract, a portion of the amount is taxable, generally based on the ratio of your cost basis to the total accrued benefit under the contract. Often in the case of IRA's, there is no cost basis which results in the full amount of the withdrawal being included in taxable income. The Code imposes a 10% penalty tax on the taxable portion of any distributions from qualified retirement plans, including IRA Contracts. The penalty tax will not apply to the following distributions:

(a)  distributions made on or after the date you reach age 591/2;

(b)  distributions   following  your  death  or  disability  (for  this  purpose disability is as defined in Section 72(m)(7) of the Code);

(c) distributions that are part of a series of substantially equal periodic payments made at least yearly for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary;

(d) distributions made to you to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 for amounts paid during the taxable year for medical care;

(e) distributions for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

(f) distributions made to you to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the taxable year; and

(g) distributions which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the tax years in which the exception was used. A partial liquidation may result in the modification of the series of annuity payments made after such liquidation and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. You should obtain competent tax advice before you make any liquidations from an IRA Contract. Any amounts distributed will only be paid to you, your Annuitant or your Beneficiary. Allianz Life will not transfer or pay such amounts to another IRA or tax qualified plan.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios of Franklin Valuemark Funds are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


7. ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

If you have chosen Annuity Options 2, 4 or 6 you may make liquidations (withdrawals) from your Contract under the certain circumstances described below.

Annuity Options 2 and 4: If you have selected Annuity Option 2 or 4 and a portion of your payments come from the Variable Options, you may make partial liquidations (withdrawals) from your Contract. You can only make liquidations after the first Contract year. During the lifetime of the Annuitant(s) and while the number of Annuity Payments made is less than the guaranteed number of payments elected under the Annuity Option, you can request a liquidation once each year. You can liquidate a portion of the Total Liquidation Value. (Total Liquidation Value is referred to as "Total Withdrawal Value" in your Contract and endorsement.) The Total Liquidation Value is equal to the present value of the remaining guaranteed Annuity Payments (allocated to the Variable Options) to the end of the period certain commuted at the AIR, less a commutation fee. The total amount you can liquidate is guaranteed to not be less than 25% of the Total Liquidation Value. Currently, you may liquidate up to 75% of the Total Liquidation Value. Allianz Life may change this amount in the future. The minimum amount you can liquidate is the lesser of $2,500 or the remaining portion of the Total Liquidation Value available to be liquidated. Partial liquidations may not be available in your state.

After a partial liquidation, the subsequent monthly Annuity Payment during the guaranteed period certain will be reduced by the percentage of the Total Liquidation Value liquidated, including the commutation fee.

Annuity Option 6: If you have selected Annuity Option 6, you can currently make one liquidation each year. You may liquidate the Total Liquidation Value of your Contract. The Total Liquidation Value is equal to the present value of the remaining Annuity Payments to the end of the period certain commuted at the AIR less a commutation fee. The amount of the commutation fee depends on whether you bought your Contract before May 1, 1998. Allianz Life may restrict the amount of a partial liquidation to a minimum of $2,500. We may require a complete liquidation of your Contract if the remaining Total Liquidation Value after you request a partial liquidation would be less than $35,000. Allianz Life will require you to return your Contract before we pay the entire commuted value.

We will process partial liquidations on the next Annuity Calculation Date after your written request for a liquidation.

Income  taxes,  tax  penalties  and  certain   restrictions  may  apply  to  any
liquidation you make.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for liquidations or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of the Portfolio shares is not reasonably practicable or we cannot reasonably value the Portfolio shares;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.


8. PERFORMANCE
--------------------------------------------------------------------------------

We periodically advertise performance. We will calculate performance by determining the percentage change in the value of a VIP Unit by dividing the increase (decrease) for that unit by the value of the VIP Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. We may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised -- see the Franklin Valuemark Funds prospectus for more information.

We may in the future also advertise yield information. If we do, we will provide
you  with  information   regarding  how  yield  is  calculated.   More  detailed
information regarding how performance is calculated is found in the SAI.

We base any performance advertised on historical data. This performance does not guarantee future results of the Portfolios.


9. DEATH BENEFIT
--------------------------------------------------------------------------------

IF YOU DIE BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, WE WILL TREAT YOUR CONTRACT AS IF WE HAD NEVER ISSUED IT. WE WILL RETURN THE PURCHASE PAYMENT TO YOUR ESTATE.

If you have chosen either Annuity Option 3, 4 or 6 with a Joint Annuitant and either you or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 10 years of payments guaranteed. If the survivor's life expectancy is less than 10 years, the period of guaranteed payments will be 5 years instead.

If you or the Joint Annuitant dies on or after the Income Date, the death benefit, if any, will be paid under the Annuity Option selected. We will require proof of death. We may delay paying the death benefit until we receive any tax consents and/or forms from a state.


10. OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

YEAR 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account). The Separate Account holds the assets that underlie the Contracts (except assets allocated to the Fixed Payment Option). The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in one class of shares of a Portfolio.

The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION

NALAC Financial Plans, LLC (NFP), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of Allianz Life. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services. NFP compensates these entities for their services.

Commissions   will  be  paid  to   broker-dealers   who  sell   the   Contracts.
Broker-dealers will be paid commissions at the time of purchase up to 4.0% of the Purchase Payment. Broker-dealers are also paid a trail commission of up to
 .40% of the remaining payout value that remains under your Annuity Option invested in a Portfolio (trail commissions are not paid on amounts invested in the Fixed Payment Option.). We (by agreement with the broker-dealer) pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could be more than 4% of the Purchase Payment). In addition, Allianz Life and Advisers and/or its affiliates may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances).

ADMINISTRATION

We have hired Templeton Funds Annuity Company (in California, doing business as "Templeton Funds Life & Annuity Insurance Company") (VIP Service Center) to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records. Templeton Funds Annuity Company has entered into a reinsurance agreement with us regarding certain risks under the Contracts.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.



TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Insurance Company                                      2

Experts                                                2

Legal Opinions                                         2

Distributor                                            2

Calculation of Performance Data                        2

Federal Tax Status                                     5

Annuity Provisions                                     8

Financial Statements                                   9


APPENDIX A
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information (SAI).

The table below gives per VIP Unit information about the financial history of each Sub-Account from the inception of each to December 31, 1998.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the SAI.

(Number of units in Thousands)
                                               GLOBAL                                                     MUTUAL
                                   CAPITAL    UTILITIES   GROWTH &    HIGH       INCOME       MONEY     DISCOVERY
SUB-ACCOUNTS:                      GROWTH    SECURITIES    INCOME    INCOME    SECURITIES     MARKET    SECURITIES
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period $13.130     $25.818     $24.551    $21.312     $25.065     $13.865     $11.983
Unit value at end of period       $15.574     $28.308     $26.226    $21.208     $25.122     $14.386     $11.226
Number of units outstanding
 at end of period                   8,454      30,851      40,480     14,987      39,420      22,032       9,718
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period $11.254     $20.654     $19.490    $19.375     $21.708     $13.359     $10.180
Unit value at end of period       $13.130     $25.818     $24.551    $21.312     $25.065     $13.865     $11.983
Number of units outstanding
 at end of period                   5,673      39,623      46,962     18,871      49,812      20,982        9,940
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period $10.000*    $19.565     $17.310    $17.252     $19.785     $12.883     $10.000*
Unit value at end of period       $11.254     $20.654     $19.490    $19.375     $21.708     $13.359     $10.180
Number of units outstanding
 at end of period                   3,722      53,086      50,027     20,736      57,504      28,060        1,471
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period      NA     $15.104     $13.215    $14.608     $16.392     $12.354          NA
Unit value at end of period            NA     $19.565     $17.310    $17.252     $19.785     $12.883          NA
Number of units outstanding
 at end of period                      NA      66,669      46,893     !8,756      59,309      31,040          NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period      NA     $17.319     $13.677    $15.155     $17.734     $12.066          NA
Unit value at end of period            NA     $15.104     $13.215    $14.608     $16.392     $12.354          NA
Number of units outstanding
 at end of period                      NA      70,082      35,695     15,679      56,569      39,437          NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period      NA     $15.889     $12.574    $13.278     $15.163     $11.932          NA
Unit value at end of period            NA     $17.319     $13.677    $15.155     $17.734     $12.066          NA
Number of units outstanding
 at end of period                      NA      84,217      24,719     11,787      38,967      10,247          NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period      NA     $14.821     $11.949    $11.583     $13.580     $11.742          NA
Unit value at end of period            NA     $15.889     $12.574    $13.278     $15.163     $11.932          NA
Number of units outstanding
 at end of period                      NA      39,387      17,144      4,780      11,397       6,951          NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period      NA     $12.062     $ 9.803     $9.026      $9.842     $11.288          NA
Unit value at end of period            NA     $14.821     $11.949    $11,583     $13.580     $11.742          NA
Number of units outstanding
 at end of period                      NA      16,188       9,671      1,923       4,472       5,682          NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period      NA     $12.010     $10.180    $10.021     $10.783     $10.637          NA
Unit value at end of period            NA     $12.062      $9.803     $9.026      $9.842     $11.288          NA
Number of units outstanding
 at end of period                      NA       6,300       5,356      1,056       3,011       5,768          NA
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period      NA     $10.000     $10.000    $10.000     $10.000     $10.000          NA
Unit value at end of period            NA     $12.010     $10.180    $10.021     $10.783     $10.637          NA
Number of units outstanding
 at end of period                      NA       1,173       1,662        612       1,508       1,199          NA



(Number of units in Thousands)
                                                                               TEMPLETON    TEMPLETON
                                    MUTUAL                                     DEVELOPING    GLOBAL     TEMPLETON
                                    SHARES   REAL ESTATE   RISING     SMALL     MARKETS      ASSET       GLOBAL
SUB-ACCOUNTS:                     SECURITIES SECURITIES   DIVIDENDS    CAP      EQUITY     ALLOCATION    GROWTH
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period $11.993     $28.169     $20.074    $14.952     $10.340     $13.786     $15.176
Unit value at end of period       $11.837     $23.107     $21.165    $14.600     $ 7.993     $13.589     $16.309
Number of units outstanding
 at end of period                  18,133       9,639      27,683     14,856      15,989       4,056      34,226
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period $10.330     $23.668     $15.303    $12.913     $11.487     $12.514     $13.560
Unit value at end of period       $11.993     $28.169     $20.074    $14.952     $10.340     $13.786     $15.176
Number of units outstanding
 at end of period                  18,744      13,445      33,250     16,924      23,007       5,229      41,432
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period $10.000*    $18.073     $12.498    $10.146     $ 9.582     $10.591     $11.339
Unit value at end of period       $10.330     $23.668     $15.303    $12.913     $11.487     $12.514     $13.560
Number of units outstanding
 at end of period                   2,613      12,757      35,569     12,784      22,423       4,104      40,327
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period      NA     $15.594     $ 9.769    $10.000*    $ 9.454     $10.000*    $10.201
Unit value at end of period            NA     $18.073     $12.498    $10.146     $ 9.582     $10.591     $11.339
Number of units outstanding
 at end of period                      NA      10,998      33,789      1,302      15,618       1,338      28,309
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period      NA     $15.369     $10.327         NA     $10.000*         NA     $10.000*
Unit value at end of period            NA     $15.594      $9.769                $ 9.454          NA     $10.201
Number of units outstanding
 at end of period                      NA      11,645      28,778         NA       9,774          NA      14,637
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period      NA     $13.095     $10.848         NA          NA          NA          NA
Unit value at end of period            NA     $15.369     $10.327         NA          NA          NA          NA
Number of units outstanding
 at end of period                      NA       5,589      26,256         NA          NA          NA          NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period      NA     $11.848     $10.000*        NA          NA          NA          NA
Unit value at end of period            NA     $13.095     $10.848         NA          NA          NA          NA
Number of units outstanding
 at end of period                      NA       1,052       8,388         NA          NA          NA          NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period      NA     $ 9.000          NA         NA          NA          NA          NA
Unit value at end of period            NA     $11.848          NA         NA          NA          NA          NA
Number of units outstanding
 at end of period                      NA         394          NA         NA          NA          NA          NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period      NA     $10.368          NA         NA          NA          NA          NA
Unit value at end of period            NA     $ 9.000          NA         NA          NA          NA          NA
Number of units outstanding
 at end of period                      NA         200          NA         NA          NA          NA          NA
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period      NA     $10.000          NA         NA          NA          NA          NA
Unit value at end of period            NA     $10.368          NA         NA          NA          NA          NA
Number of units outstanding
 at end of period                      NA          57          NA         NA          NA          NA          NA


(Number of units in Thousands)
                                                                  TEMPLETON
                                              TEMPLETON         INTERNATIONAL        TEMPLETON
                                            INTERNATIONAL          SMALLER            PACIFIC              VALUE
SUB-ACCOUNTS:                                  EQUITY                COS              GROWTH            SECURITIES
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period              $17.711            $10.825            $ 9.431             $10.000
Unit value at end of period                    $18.437            $ 9.364            $ 8.078              $7.717
Number of units outstanding
 at end of period                               44,256              1,533             10,669                 719
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period              $16.081            $11.145            $14.932                  NA
Unit value at end of period                    $17.711            $10.825            $ 9.431                  NA
Number of units outstanding
 at end of period                               58,179              1,998             15,833                  NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period              $13.263            $10.000*           $13.630                  NA
Unit value at end of period                    $16.081            $11.145            $14.932                  NA
Number of units outstanding
 at end of period                               64,375              1,388             22,061                  NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period              $12.161                 NA            $12.802                  NA
Unit value at end of period                    $13.263                 NA            $13.630                  NA
Number of units outstanding
 at end of period                               59,883                 NA             22,483                  NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period              $12.226                 NA            $14.233                  NA
Unit value at end of period                    $12.161                 NA            $12.802                  NA
Number of units outstanding
 at end of period                               60,464                 NA             27,231                  NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period              $ 9.642                 NA            $ 9.761                  NA
Unit value at end of period                    $12.226                 NA            $14.233                  NA
Number of units outstanding
 at end of period                               24,026                 NA             14,240                  NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period              $10.000*                NA            $10.000*                 NA
Unit value at end of period                    $ 9.642                 NA            $ 9.761                  NA
Number of units outstanding
 at end of period                                1,329                 NA                534                  NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period                   NA                 NA                 NA                  NA
Unit value at end of period                         NA                 NA                 NA                  NA
Number of units outstanding
 at end of period                                   NA                 NA                 NA                  NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period                   NA                 NA                 NA                  NA
Unit value at end of period                         NA                 NA                 NA                  NA
Number of units outstanding
 at end of period                                   NA                 NA                 NA                  NA
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period                   NA                 NA                 NA                  NA
Unit value at end of period                         NA                 NA                 NA                  NA
Number of units outstanding
 at end of period                                   NA                 NA                 NA                  NA

*Unit Value at inception was $10.00.

The VIP Unit Value at inception was $10.00 for each  Sub-Account.  Inception was
1/24/89 for the Global  Utilities  Securities,  Growth and Income,  High Income,
Income  Securities,  Money  Market,  and Real  Estate  Securities  Sub-Accounts;
1/27/92 for the Rising Dividends,  Templeton International Equity, and Templeton
Pacific  Growth  Sub-Accounts;  3/15/94  for the  Templeton  Developing  Markets
Equity,  and  Templeton  Global  Growth  Sub-Accounts;  5/1/95 for the Templeton
Global  Asset  Allocation  Sub-Account;  11/1/95 for the Small Cap  Sub-Account;
5/1/96 for the Capital Growth,  and Templeton  International  Smaller  Companies
Sub-Accounts;  11/8/96 for the Mutual  Discovery  Securities,  and Mutual Shares
Securities Sub-Accounts; and 5/1/98 for the Value Securities Sub-Account.


APPENDIX B
--------------------------------------------------------------------------------

ILLUSTRATION OF ANNUITY INCOME

We have prepared the following tables to show you how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return. Allianz Life does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only. They do not represent past or future investment returns.

Your variable annuity income may be more or less than the income shown if the actual returns of the Portfolios you select are different than those shown below. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income you will receive will also fluctuate. The total amount of annuity income you actually receive will depend on the cumulative investment returns of the Portfolios you choose, how long you live and the Annuity Option you choose.

Another factor which will affect the amount of variable annuity income you will receive is the Assumed Investment Return (AIR). Income will increase from one Income Date to the next if the annualized net rate of return during that time is greater than the AIR you choose. It will decrease if the annualized net rate of return is less than the AIR.

There are three illustrations. The first is based on a 3% AIR, the second is based on a 5% AIR, and the third is based on a 7% AIR. The 7% AIR may not be available in your state. (Check with your registered representative regarding availability).

The income amounts shown reflect the deduction of all fees and expenses. Actual Portfolio fees and expenses will vary from year to year and from Portfolio to Portfolio. Actual expenses may be higher or lower than the rate used in the illustrations. The illustrations assume that each Portfolio will incur expenses at an average annual rate of 0.79% of the average daily net assets of the Portfolio. The insurance charges are calculated at an annual rate of 1.40% of the average daily net assets of the Separate Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates (which means after expenses have been deducted) of -2.16%, 3.71% and 9.58%, respectively.


                                        VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                       ANNUITY PURCHASE AMOUNT:           $100,000
DATE OF BIRTH:              1/1/1930                       EFFECTIVE DATE:                    12/1/1999
ANNUITY INCOME OPTION:      Single Life Annuity            FIRST ANNUITY INCOME DATE:         1/1/2000
PREMIUM TAX:                0%                             FREQUENCY OF ANNUITY INCOME:       Monthly
                                                           ASSUMED INVESTMENT RETURN:         3%

The amount of monthly  variable  annuity  income  shown in the table  below and the graph  that  follows  assumes a constant annual investment  return.  The amount of variable annuity income that you actually receive will depend on the  investment  performance  of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is  guaranteed.  The amounts shown are based on a 3% AIR.  Income will remain constant at $625 per month when the net rate of return after expenses is 3% (annually).

                                              MONTHLY ANNUITY PAYMENTS
                                       Annual rate of return before expenses:            0%          6%        12%
Annuity Income Date           Age      Annual rate of return after expenses:         -2.16%       3.71%      9.58%
------------------------------------------------------------------------------------------------------------------
January 1, 2000               70                                                       $622        $625       $628
January 1, 2001               71                                                        591         629        668
January 1, 2002               72                                                        561         634        711
January 1, 2003               73                                                        533         638        756
January 1, 2004               74                                                        506         642        805
January 1, 2009               79                                                        391         665      1,097
January 1, 2014               84                                                        303         688      1,494
January 1, 2019               89                                                        234         712      2,037
January 1, 2024               94                                                        181         737      2,776


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.16%               3.71%               9.58%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

    1               $ 622               $ 625               $ 628
    2                 591                 629                 668
    3                 561                 634                 711
    4                 533                 638                 756
    5                 506                 642                 805
    6                 481                 647                 856
    7                 457                 651                 911
    8                 434                 656                 969
    9                 412                 660               1,031
   10                 391                 665               1,097
   11                 372                 669               1,167
   12                 353                 674               1,241
   13                 336                 679               1,320
   14                 319                 683               1,405
   15                 303                 688               1,494
   16                 288                 693               1,590
   17                 273                 697               1,691
   18                 259                 702               1,799
   19                 246                 707               1,914
   20                 234                 712               2,037
   21                 222                 717               2,167
   22                 211                 722               2,305
   23                 201                 727               2,452
   24                 191                 732               2,609
   25                 181                 737               2,776


                                        VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                       ANNUITY PURCHASE AMOUNT:           $100,000
DATE OF BIRTH:              1/1/1930                       EFFECTIVE DATE:                    12/1/1999
ANNUITY INCOME OPTION:      Single Life Annuity            FIRST ANNUITY INCOME DATE:         1/1/2000
PREMIUM TAX:                0%                             FREQUENCY OF ANNUITY INCOME:       Monthly
                                                           ASSUMED INVESTMENT RETURN:         5%

The amount of monthly  variable  annuity  income  shown in the table  below and the graph  that  follows  assumes a constant annual investment  return.  The amount of variable annuity income that you actually receive will depend on the  investment  performance  of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is  guaranteed.  The amounts shown are based on a 5% AIR.  Income will remain constant at $742 per month when the net rate of return after expenses is 5% (annually).

                                              MONTHLY ANNUITY PAYMENTS
                                       Annual rate of return before expenses:            0%          6%        12%
Annuity Income Date           Age      Annual rate of return after expenses:         -2.16%       3.71%      9.58%
------------------------------------------------------------------------------------------------------------------
January 1, 2000               70                                                       $738        $741       $745
January 1, 2001               71                                                        687         732        778
January 1, 2002               72                                                        640         723        811
January 1, 2003               73                                                        597         714        847
January 1, 2004               74                                                        556         706        884
January 1, 2009               79                                                        391         663      1,094
January 1, 2014               84                                                        274         623      1,354
January 1, 2019               89                                                        193         586      1,676
January 1, 2024               94                                                        135         551      2,075


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.


The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.16%               3.71%               9.58%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 738               $ 741               $ 745
    2                 687                 732                 778
    3                 640                 723                 811
    4                 597                 714                 847
    5                 556                 706                 884
    6                 518                 697                 922
    7                 483                 688                 962
    8                 450                 680               1,004
    9                 419                 671               1,048
   10                 391                 663               1,094
   11                 364                 655               1,142
   12                 339                 647               1,191
   13                 316                 639               1,243
   14                 294                 631               1,298
   15                 274                 623               1,354
   16                 256                 616               1,413
   17                 238                 608               1,475
   18                 222                 601               1,539
   19                 207                 593               1,606
   20                 193                 586               1,676
   21                 180                 579               1,749
   22                 167                 572               1,826
   23                 156                 565               1,905
   24                 145                 558               1,988
   25                 135                 551               2,075


                                        VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                  John Doe                       ANNUITY PURCHASE AMOUNT:           $100,000
DATE OF BIRTH:              1/1/1930                       EFFECTIVE DATE:                    12/1/1999
ANNUITY INCOME OPTION:      Single Life Annuity            FIRST ANNUITY INCOME DATE:         1/1/2000
PREMIUM TAX:                0%                             FREQUENCY OF ANNUITY INCOME:       Monthly
                                                           ASSUMED INVESTMENT RETURN:         7%

The amount of monthly  variable  annuity  income  shown in the table  below and the graph  that  follows  assumes a constant annual investment  return.  The amount of variable annuity income that you actually receive will depend on the  investment  performance  of the  Portfolio(s)  you choose.  The variable  annuity income can go up or down. No minimum dollar amount of variable  annuity income is  guaranteed.  The amounts shown are based on a 7% AIR.  Income will remain constant at $861 per month when the net rate of return after expenses is 7% (annually).  The 7% AIR may not be available in your state.

                                              MONTHLY ANNUITY PAYMENTS
                                       Annual rate of return before expenses:            0%          6%        12%
Annuity Income Date           Age      Annual rate of return after expenses:         -2.16%       3.71%      9.58%
------------------------------------------------------------------------------------------------------------------
January 1, 2000               70                                                       $859        $864       $868
January 1, 2001               71                                                        786         837        889
January 1, 2002               72                                                        719         811        910
January 1, 2003               73                                                        657         786        932
January 1, 2004               74                                                        601         762        955
January 1, 2009               79                                                        384         652      1,075
January 1, 2014               84                                                        245         558      1,211
January 1, 2019               89                                                        157         477      1,365
January 1, 2024               94                                                        100         408      1,537


The investment rates of return shown are hypothetical only. You should not consider them to represent past or future investment performance. Actual rates of return may be more or less than those shown and will depend on a number of factors.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.16%               3.71%               9.58%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 859               $ 864               $ 868
    2                 786                 837                 889
    3                 719                 811                 910
    4                 657                 786                 932
    5                 601                 762                 955
    6                 549                 739                 978
    7                 502                 716               1,001
    8                 459                 694               1,025
    9                 420                 673               1,050
   10                 384                 652               1,075
   11                 351                 632               1,101
   12                 321                 612               1,128
   13                 294                 594               1,155
   14                 268                 575               1,183
   15                 245                 558               1,211
   16                 224                 541               1,241
   17                 205                 524               1,271
   18                 188                 508               1,301
   19                 172                 492               1,333
   20                 157                 477               1,365
   21                 143                 462               1,398
   22                 131                 448               1,431
   23                 120                 434               1,466
   24                 110                 421               1,501
   25                 100                 408               1,537








                       This page intentionally left blank.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION
                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 1999


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.

TABLE OF CONTENTS
-------------------------------------------------------

CONTENTS                                           PAGE

Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     5
Annuity Provisions ..............................     8
Financial Statements ............................     9

                                                                   VIP SAI 05/99

COMPANY
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.


EXPERTS
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31,1998, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.


LEGAL OPINIONS
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC,  a  subsidiary  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.


CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

TOTAL RETURN

From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV

where:

P  = a hypothetical initial payment of $1,000;

T  = average annual total return;

n  = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period. The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.

YIELD

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7]-1.)

For the seven-day period ending on 12/31/98, the Money Market Sub-Account had a current yield of 3.38% and an effective yield of 3.44%.

Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                       ---
                                       cd

where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum offering price per VIP Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).

PERFORMANCE RANKING

The performance based on each or all of the Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/ Weisenberger and Morningstar.

PERFORMANCE INFORMATION

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Sub-Account's value over the period. The performance of the Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Sub-Accounts.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


STANDARDIZED TOTAL RETURN

Average Annual Total Return for the periods ended December 31, 1998

                                                        INCEPTION           ONE              FIVE             SINCE
SUB-ACCOUNT                                               DATE              YEAR             YEARS          INCEPTION
---------------------------------------------------------------------------------------------------------------------
Capital Growth                                           5/1/96           18.62%                NA           18.06%
Global Utilities Securities                             1/24/89            9.64%            10.33%           11.04%
Growth and Income                                       1/24/89            6.83%            13.91%           10.19%
High Income.                                            1/24/89           -0.48%             6.95%            7.86%
Income Securities                                       1/24/89            0.23%             7.21%            9.71%
Money Market1                                           1/24/89            3.76%             3.68%            3.73%
Mutual Discovery Securities                             11/8/96           -6.32%                NA            5.54%
Mutual Shares Securities                                11/8/96           -1.30%                NA            8.18%
Real Estate Securities                                  1/24/89          -17.97%             8.50%            8.79%
Rising Dividends                                        1/27/92            5.44%            15.43%           11.42%
Small Cap                                               11/1/95           -2.36%                NA           12.69%
Templeton Developing Markets Equity                     3/15/94          -22.70%                NA           -4.56%
Templeton Global Asset Allocation                        5/1/95           -1.43%                NA            8.71%
Templeton Global Growth                                 3/15/94            7.46%                NA           10.73%
Templeton International Equity                          1/27/92            4.09%             8.56%            9.23%
Templeton International Smaller Companies                5/1/96            5.59%                NA           -2.43%
Templeton Pacific Growth                                1/27/92          -14.34%           -10.71%           -3.03%
Value Securities                                         5/1/98               NA                NA           12.70%

1. Calculated with waiver of fees



NON-STANDARDIZED TOTAL RETURN

Total Return for the periods ended December 31, 1998

                                                        ANNUAL TOTAL RETURN                 CUMULATIVE TOTAL RETURN
                                          -----------------------------------------------   -------------------------
                                          INCEPTION    ONE     THREE     FIVE     SINCE     THREE    FIVE     SINCE
SUB-ACCOUNT                                 DATE      YEAR     YEAR      YEAR   INCEPTION   YEAR     YEAR   INCEPTION
---------------------------------------------------------------------------------------------------------------------
Capital Growth                             5/1/96    18.62%       NA        NA   18.06%        NA       NA   55.74%
Global Utilities Securities               1/24/89     9.64%   13.10%    10.33%   11.04%    44.69%   63.45%  183.08%
Growth and Income                         1/24/89     6.83%   14.86%    13.91%   10.19%    51.51%   91.76%  162.26%
High Income                               1/24/89    -0.48%    7.13%     6.95%    7.86%    22.93%   39.94%  112.08%
Income Securities                         1/24/89     0.23%    8.29%     7.21%    9.71%    26.97%   41.66%  151.22%
Money Market1                             1/24/89     3.76%    3.74%     3.58%    3.73%    11.66%   19.23%   43.86%
Mutual Discovery Securities               11/8/96    -6.32%       NA        NA    5.54%        NA       NA   12.26%
Mutual Shares Securities                  11/8/96    -1.30%       NA        NA    8.18%        NA       NA   18.37%
Real Estate Securities                    1/24/89   -17.97%    8.54%     8.50%    8.79%    27.85%   50.35%  131.07%
Rising Dividends                          1/27/92     5.44%   19.20%    15.43%   11.42%    69.35%  104.95%  111.65%
Small Cap                                 11/1/95    -2.36%   12.90%        NA   12.69%    43.89%       NA   46.00%
Templeton Developing Markets Equity       3/15/94   -22.70%   -5.87%        NA   -4.56%   -16.58%       NA  -20.07%
Templeton Global Asset Allocation          5/1/95    -1.43%    8.66%        NA    8.71%    28.30%       NA   35.89%
Templeton Global Growth                   3/15/94     7.46%   12.88%        NA   10.73%    43.83%       NA   63.09%
Templeton International Equity            1/27/92     4.09%   11.60%     8.56%    9.23%    39.01%   50.80%   84.37%
Templeton International Smaller Companies  5/1/96     5.59%       NA        NA   -2.43%        NA       NA   -6.36%
Templeton Pacific Growth                  1/27/92   -14.34%  -16.00%   -10.71%   -3.03%   -40.73%  -43.24%  -19.22%
Value Securities                           5/1/98        NA       NA        NA   12.70%        NA       NA    7.26%

1. Calculated with waiver of fees

The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Owner's total return may be in any future period.

ANNUITY INCOME

Periodic annuity income amounts may be illustrated using the historical performance of the Sub-Accounts, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.


FEDERAL TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For annuity payments, the portion of a payment includible in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the investment managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal." The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS

The Contracts offered by the Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, annuitants and beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts. IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization.

Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts.")

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts.") Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under an IRA Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 591/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.

Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Separate Account. Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:

The first annuity payment is equal to the Contract Value allocated to the Separate Account divided first by $1,000 and then multiplied by the appropriate annuity payment amount for each $1,000 of value for the Annuity Option selected. In each Sub-Account, the fixed number of Annuity Units is determined by dividing the amount of the initial annuity payment determined for each Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Sub-Account remains unchanged unless the Contract Owner elects to transfer between Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent annuity payment date, the total annuity payment is the sum of the annuity payments determined for each Sub-Account. The annuity payment in each Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Sub-Account by the Annuity Unit value for that Sub-Account.

For each Sub-Account, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:

FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:

a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Sub-Account; and

c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Sub-Account.

The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

a.   the value of the Annuity Unit on the immediately preceding Valuation Date;

b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which annuity payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.

A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY).

The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

FIXED ANNUITY PAYOUT

Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 1998 included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 are also included herein.






ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

Statements of Assets and Liabilities
December 31, 1998
(In thousands)

                                                             Global      Global
                                                 Capital  Health Care  Utilities   Growth      High     Income      Money
                                                 Growth   Securities  Securities and Income   Income  Securities   Market
                                                  Fund       Fund        Fund      Fund        Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Capital Growth Fund,
 12,719 shares, cost $169,900                   $204,526          -         -          -         -          -         -
Global Health Care Securities Fund,
 804 shares, cost $7,806                               -      8,614         -          -         -          -         -
Global Utilities Securities Fund,
 44,235 shares, cost $719,124                          -          -   904,165          -         -          -         -
Growth and Income Fund,
 59,093 shares, cost $919,277                          -          -         -  1,203,140         -          -         -
High Income Fund,
 30,610 shares, cost $409,488                          -          -         -          -   406,501          -         -
Income Securities Fund,
 65,116 shares, cost $996,447                          -          -         -          -         -  1,101,768         -
Money Market Fund,
 381,077 shares, cost $381,077                         -          -         -          -         -          -   381,077
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     204,526      8,614   904,165  1,203,140   406,501  1,101,768   381,077
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II & III                                   35          6        60         62        14        144       120
 Accrued mortality and expense risk charges -
 Valuemark IV                                          8         10         6         10         8          9         7
 Accrued administrative charges - Valuemark II & III   4         1          7         7          2         17        14
 Accrued administrative charges - Valuemark IV         1         1          1         1          1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     48         18        74         80        25        171       142
Net assets                                      $204,478      8,596   904,091  1,203,060   406,476  1,101,597   380,935
Contract owners' equity:
 Contracts in accumulation period -
 Valuemark II and III (note 5)                  $131,652      6,215   873,319  1,061,658   317,865    990,325   316,921
 Contracts in accumulation period -
 Valuemark IV (note 5)                            69,939      2,381    28,248    134,775    88,069    105,543    61,911
Contracts in annuity payment period (note 2)       2,887          -     2,524      6,627       542      5,729     2,103
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $204,478      8,596   904,091  1,203,060   406,476  1,101,597 380,935

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                   Templeton
                                                Discovery   Shares    Resources  Real Estate   Rising    Small   Developing
                                               Securities Securities Securities  Securities   Dividends   Cap      Markets
                                                  Fund       Fund       Fund        Fund        Fund      Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Mutual Discovery Securities Fund,
 18,731 shares, cost $218,767                   $211,477          -         -          -         -          -         -
Mutual Shares Securities Fund,
 37,971 shares, cost $436,731                          -    454,129         -          -         -          -         -
Natural Resources Securities Fund,
 5,033 shares, cost $63,490                            -          -    42,223          -         -          -         -
Real Estate Securities Fund,
 13,312 shares, cost $242,989                          -          -         -    265,318         -          -         -
Rising Dividends Fund,
 37,739 shares, cost $509,182                          -          -         -          -   683,459          -         -
Small Cap Fund,
 21,854 shares, cost $292,317                          -          -         -          -         -    299,835         -
Templeton Developing Markets Equity Fund,
 22,551 shares, cost $226,538                          -          -         -          -         -          -   155,827
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     211,477    454,129    42,223    265,318   683,459    299,835   155,827
Liabilities:
 Accrued mortality and expense risk charges -
Valuemark II & III                                    34         56         5         20        46         41        29
 Accrued mortality and expense risk charges -
Valuemark IV                                           9         14         5          7         8          8         6
 Accrued administrative charges - Valuemark II & III   4         7          1          3         5          5         3
 Accrued administrative charges - Valuemark IV         1         2          1          1         1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     48         79        12         31        60         55        39
Net assets                                      $211,429    454,050    42,211    265,287   683,399    299,780   155,788
Contract owners' equity:
 Contracts in accumulation period -
Valuemark II and III (note 5)                   $109,094    214,642    37,878    222,740   585,952    216,872   127,804
 Contracts in accumulation period -
Valuemark IV (note 5)                             98,842    234,337     4,332     41,773    93,151     79,977    27,259
 Contracts in annuity payment period (note 2)      3,493      5,071         1        774     4,296      2,931       725
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $211,429    454,050    42,211    265,287   683,399    299,780   155,788


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                     Templeton             Templeton
                                                Templeton  Templeton  Global    Templeton International Templeton   U.S.
                                              Global Asset  Global    Income  International  Smaller     Pacific Government
                                               Allocation   Growth  Securities    Equity    Companies    Growth  Securities
                                                  Fund       Fund      Fund        Fund       Fund        Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Templeton Global Asset Allocation Fund,
 6,085 shares, cost $74,120                      $77,102          -         -          -         -          -         -
Templeton Global Growth Fund,
 47,979 shares, cost $599,143                          -    708,656         -          -         -          -         -
Templeton Global Income Securities Fund,
 10,611 shares, cost $134,677                          -          -   136,570          -         -          -         -
Templeton International Equity Fund,
 57,966 shares, cost $803,532                          -          -         -    899,633         -          -         -
Templeton International Smaller Companies Fund,
 2,597 shares, cost $28,278                            -          -         -          -    23,890          -         -
Templeton Pacific Growth Fund,
 12,226 shares, cost $120,880                          -          -         -          -         -     91,820         -
U.S. Government Securities Fund,
 45,906 shares, cost $604,186                          -          -         -          -         -          -   637,639
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      77,102    708,656   136,570    899,633    23,890     91,820   637,639
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                  31        122         9        120         7         14        24
 Accrued mortality and expense risk charges -
Valuemark IV                                           6         10         5          8         5          5         7
 Accrued administrative charges - Valuemark II & III   4         15         1         14         1          2         3
 Accrued administrative charges - Valuemark IV         1          1         1          1         1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     42        148        16        143        14         22        35
Net assets                                       $77,060    708,508   136,554    899,490    23,876     91,798   637,604
Contract owners' equity:
 Contracts in accumulation period -
Valuemark II and III (note 5)                    $55,102    558,162   124,899    815,915    14,354     86,200   579,909
 Contracts in accumulation period -
Valuemark IV (note 5)                             20,200    143,943    11,582     81,113     9,037      5,274    57,334
 Contracts in annuity payment period (note 2)      1,758      6,403        73      2,462       485        324       361
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $77,060    708,508   136,554    899,490    23,876     91,798   637,604


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                    Value        Zero       Zero        Zero       Total
                                                                 Securities     Coupon     Coupon      Coupon       All
                                                                    Fund     Fund - 2000 Fund - 2005 Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Value Securities Fund, 1,117 shares, cost $9,106                  $8,698             -            -           -
Zero Coupon Fund - 2000, 5,279 shares, cost $74,444                    -        78,181            -           -
Zero Coupon Fund - 2005, 4,244 shares, cost $64,849                    -             -       75,293           -
Zero Coupon Fund - 2010, 4,482 shares, cost $74,63                     -             -            -      85,373
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,698        78,181       75,293      85,373   9,144,914
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II & III      15             6            8           8       1,036
 Accrued mortality and expense risk charges - Valuemark IV            14             5            5           6         191
 Accrued administrative charges - Valuemark II & III                   2             1            1           1         125
 Accrued administrative charges - Valuemark IV                         2             1            1           1          27
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     33            13           15          16       1,379
Net assets                                                        $8,665        78,168       75,278      85,357   9,143,535
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III (note 5) $5,542        74,353       65,876      72,114   7,665,363
 Contracts in accumulation period - Valuemark IV (note 5)          2,834         3,815        9,402      13,233   1,428,304
 Contracts in annuity payment period (note 2)                        289             -            -          10      49,868
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                     $8,665        78,168       75,278      85,357   9,143,535


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Operations
For the year ended December 31, 1998
(In thousands)

                                                             Global      Global
                                                 Capital  Health Care  Utilities   Growth      High      Income      Money
                                                 Growth    Securitie  Securities  and Income  Income   Securities   Market
                                                  Fund        Fund       Fund       Fund       Fund       Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $ 494          -       38,909     39,645    40,005     95,451    17,985
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                             1,170         29       11,766     13,988     4,633     14,586     3,861
 Mortality and expense risk charges -
   Valuemark IV                                     612         10          239      1,340       944      1,113       671
 Administrative charges - Valuemark II & III        140          3        1,412      1,679       556      1,750       463
 Administrative charges - Valuemark IV               69          0           27        150       106        125        75
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    1,991         42       13,444     17,157     6,239     17,574     5,070
Investment income (loss), net                    (1,497)       (42)      25,465     22,488    33,766     77,877    12,915
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds   -         -        56,735     93,268     2,374     22,541         -
Realized gains (losses) on sales of
   investments, net                               3,101      (205)       42,510     35,118     2,328     25,848         -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       3,101      (205)       99,245    128,386     4,702     48,389         -
Net change in unrealized appreciation
 (depreciation) on investments                   24,031       808       (40,032)   (73,442)  (38,630)  (126,374)        -
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net 27,132       603        59,213     54,944   (33,928)   (77,985)        -
Net increase (decrease) in net assets
    from operations                             $25,635       561        84,678     77,432      (162)      (108)   12,915


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                 Mutual     Mutual    Natural                                   Templeton
                                                Discovery   Shares   Resources  Real Estate   Rising    Small   Developing
                                               Securities Securities Securities  Securities  Dividends   Cap     Markets
                                                  Fund       Fund      Fund        Fund        Fund     Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $ 3,108      4,806       878     14,421       7,816      191     6,715
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                             1,606      3,023       659      3,793       7,982    2,950     2,139
 Mortality and expense risk charges -
    Valuemark IV                                  1,235      2,685        58        544         922      828       366
 Administrative charges - Valuemark II & III        193        363        79        455         958      354       257
 Administrative charges - Valuemark IV              138        301         7         61         103       93        41
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    3,172      6,372       803      4,853       9,965    4,225     2,803
Investment income (loss), net                       (64)    (1,566)       75      9,568      (2,149)  (4,034)    3,912
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on
   mutual funds                                   2,892      4,199         -      8,927      95,780   24,533    21,834
Realized gains (losses) on sales of
   investments, net                              (1,124)       140   (13,600)    16,775      38,887     (141)  (30,570)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       1,768      4,339   (13,600)    25,702     134,667   24,392    (8,736)
Net change in unrealized appreciation
 (depreciation) on investments                  (23,026)   (15,031)   (3,804)  (105,327)   (101,514) (31,057)  (51,993)
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net(21,258)   (10,692)  (17,404)   (79,625)     33,153   (6,665)  (60,729)
Net increase (decrease) in net assets
   from operations                             ($21,322)   (12,258)  (17,329)   (70,057)     31,004  (10,699)  (56,817)


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                                     Templeton               Templeton
                                                Templeton  Templeton  Global    Templeton  International Templeton     U.S.
                                              Global Asset  Global    Income  International   Smaller     Pacific  Government
                                               Allocation   Growth  Securities   Equity      Companies     Growth  Securities
                                                  Fund       Fund      Fund       Fund         Fund         Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $3,077     19,141    11,179     32,633         706         4,948    45,330
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                               821      7,655     1,770     12,067         241         1,291     7,622
 Mortality and expense risk charges -
    Valuemark IV                                    243      1,606       125        986         131            54       532
 Administrative charges - Valuemark II & III         99        919       212      1,448          29           155       915
 Administrative charges - Valuemark IV               27        180        14        110          15             6        60
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    1,190     10,360     2,121     14,611         416         1,506     9,129
Investment income (loss), net                     1,887      8,781     9,058     18,022         290         3,442    36,201
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on
   mutual funds                                   3,659     69,721         -     65,552         817         1,506        -
Realized gains (losses) on sales of
   investments, net                                 737     12,774       263     46,548      (1,364)      (67,544)   8,286
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       4,396     82,495       263    112,100        (547)      (66,038)   8,286
Net change in unrealized appreciation
 (depreciation) on investments                   (8,198)   (44,136)   (1,320)   (88,725)     (3,830)       39,890   (7,222)
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net (3,802)    38,359    (1,057)    23,375      (4,377)      (26,148)   1,064
Net increase (decrease) in net assets from
 operations                                     ($1,915)    47,140     8,001     41,397      (4,087)      (22,706)  37,265

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                                     Value       Zero         Zero         Zero      Total
                                                                  Securities    Coupon       Coupon       Coupon      All
                                                                     Fund     Fund - 2000  Fund - 2005  Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                               $ -        6,413         4,263        4,432      402,546
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III            28        1,012           808          907      106,407
 Mortality and expense risk charges - Valuemark IV                  14           35            87          110       15,490
 Administrative charges - Valuemark II & III                         3          121            97          109       12,769
 Administrative charges - Valuemark IV                               2            4            10           12        1,736
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      47        1,172         1,002        1,138      136,402
Investment income (loss), net                                      (47)       5,241         3,261        3,294      266,144
Realized gains (losses) and unrealized appreciation
 (depreciation)on investments:
 Realized capital gain distributions on mutual funds                 -        1,026           986          613      476,963
 Realized gains (losses) on sales of investments, net              (74)       1,370         1,499        4,830      126,392
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                        (74)       2,396         2,485        5,443      603,355
Net change in unrealized appreciation (depreciation)
 on investments                                                   (407)      (2,765)        1,608          769     (699,727)
Total realized gains (losses) and unrealized appreciation
 (depreciation)on investments, net                                (481)        (369)        4,093        6,212      (96,372)
Net increase (decrease) in net assets from operations            ($528)       4,872         7,354        9,506      169,772


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements  of Changes in Net Assets
For the years ended  December  31, 1998 and 1997
(In thousands)
                                                            Global Health      Global Utilities
                                Capital Growth Fund     Care Securities Fund    Securities Fund   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                  1998       1997          1998       1997      1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   ($1,497)     (894)         (42)       -         25,465      35,651    22,488      20,007
Realized gains (losses) on
 investments, net                 3,101     2,092         (205)       -         99,245     106,619   128,386      58,209
Net change in unrealized
 appreciation (depreciation)
 on investments                  24,031     8,783          808        -        (40,032)     76,100   (73,442)    173,409
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations          25,635     9,981          561        -         84,678     218,370    77,432     251,625
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                 3,713    11,652          194        -          7,461      14,377    16,130      50,544
Transfers between funds          55,930    18,490        5,818        -        (39,931)   (131,387)   20,093      23,747
Surrenders and terminations     (17,886)   (5,581)        (190)       -       (198,959)   (173,138) (195,983)   (141,024)
Rescissions                          (8)     (159)           -        -           (241)       (730)     (276)       (922)
Other transactions (note 2)         (19)      (89)          (1)       -            155         246       356          241
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              41,730    24,313        5,821        -       (231,515)   (290,632) (159,680)    (67,414)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                21,127    23,159        1,428        -         12,583       5,818    51,280       49,951
Transfers between funds          17,665     2,395        1,051        -          6,950       1,246    25,926        4,608
Surrenders and terminations      (2,192)     (174)          (7)       -         (1,068)        (70)   (5,388)        (685)
Rescissions                        (556)     (754)        (258)       -            (88)        (60)     (943)        (859)
Other transactions (note 2)           1        38            -        -              5           1        46           51
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    36,045    24,664        2,214        -         18,382       6,935    70,921       53,066
Increase (decrease) in
   net assets                   103,410    58,958        8,596        -       (128,455)    (65,327)  (11,327)     237,277
Net assets at beginning
  of year                       101,068    42,110            -        -      1,032,546   1,097,873 1,214,387      977,110
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $204,478   101,068        8,596        -        904,091   1,032,546 1,203,060    1,214,387


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                                                      Mutual Discovery
                                  High Income Fund   Income Securities Fund    Money Market Fund       Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997         1998       1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   $ 33,766    27,707       77,877    74,684       12,915      13,801         (64)      (1,520)
Realized gains (losses) on
 investments, net                  4,702    10,947       48,389    44,523            -           -       1,768          591
Net change in unrealized
 appreciation (depreciation)
 on investments                  (38,630)      389     (126,374)   62,214            -           -     (23,026)      15,535
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations             (162)   39,043         (108)  181,421       12,915      13,801     (21,322)      14,606
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                  4,834    22,772       13,275    50,873       11,342      70,286       6,337       28,591
Transfers between funds          (19,142)      310      (51,375)  (56,241)     207,647      (3,675)     18,856       74,361
Surrenders and terminations      (71,048)  (59,371)    (219,332) (169,518)    (204,171)   (161,311)    (22,824)      (7,182)
Rescissions                         (154)     (602)        (278)   (1,451)        (341)     (2,246)       (132)        (510)
Other transactions (note 2)          455       246          411       446          824         894           5           17
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              (85,055)  (36,645)    (257,299) (175,891)      15,301     (96,052)      2,242       95,277
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                 39,346    42,607       42,572    46,661       44,229      93,106      35,649       57,513
Transfers between funds            8,234     3,456       14,799     3,254      (20,238)    (46,177)     12,085        6,028
Surrenders and terminations       (4,106)     (521)      (3,538)     (443)      (6,316)     (3,086)     (3,935)        (520)
Rescissions                       (1,327)     (844)        (530)   (1,143)      (1,952)       (918)       (577)        (763)
Other transactions (note 2)           50        21           (5)        3          199         494          59           13
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                     42,197    44,719       53,298    48,332       15,922      43,419      43,281       62,271
Increase (decrease) in net assets(43,020)   47,117     (204,109)   53,862       44,138     (38,832)     24,201      172,154
Net assets at beginning of year  449,496   402,379    1,305,706 1,251,844      336,797     375,629     187,228       15,074
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $406,476   449,496    1,101,597 1,305,706      380,935     336,797     211,429      187,228


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                    Mutual Shares        Natural Resources
Securities Fund                    Securities Fund  Real Estate Securities FundRising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997        1998      1997         1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net     ($1,566)   (2,774)          75         110      9,568     5,160       (2,149)      199
Realized gains (losses) on
 investments, net                   4,339        65      (13,600)     (3,931)    25,702    16,329      134,667    43,845
Net change in unrealized
 appreciation (depreciation)
 on investments                   (15,031)   31,825       (3,804)    (14,906)  (105,327)   42,697     (101,514)  123,868
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations           (12,258)   29,116      (17,329)    (18,727)   (70,057)   64,186       31,004   167,912
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                  11,748    55,149          899       3,818      4,373    25,139       10,801    23,594
Transfers between funds            28,224   136,704       (5,230)    (11,395)   (48,548)   28,062       17,226    20,217
Surrenders and terminations       (42,653)  (12,002)      (7,877)     (9,401)   (49,929)  (36,947)    (135,412)  (84,492)
Rescissions                          (194)     (558)         (49)        (67)      (148)     (342)        (207)     (422)
Other transactions (note 2)            59        11           15          26        161        89          239       537
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
  Valuemark II & III              (2,816)   179,304      (12,242)    (17,019)   (94,091)   16,001     (107,353)  (40,566)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                 85,482    113,173        1,717       3,783     16,008    29,207       36,972    32,143
Transfers between funds           28,604     18,844          841         290      1,947     2,787       17,333     5,752
Surrenders and terminations       (8,498)    (1,198)        (188)        (6)     (1,625)     (354)      (3,213)     (409)
Rescissions                       (1,549)    (1,424)         (52)       (94)       (202)     (517)        (691)     (624)
Other transactions (note 2)           92         37          (15)         4          13        10            3         9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    104,131    129,432        2,303      3,977      16,141    31,133       50,404    36,871
Increase (decrease) in
  net assets                      89,057    337,852      (27,268)   (31,769)   (148,007)  111,320      (25,945)  164,217
Net assets at beginning of year  364,993     27,141       69,479    101,248     413,294   301,974      709,344   545,127
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $454,050    364,993       42,211     69,479     265,287   413,294      683,399   709,344

See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                       Templeton Developing    Templeton Global           Templeton
                                   Small Cap Fund       Markets Equity Fund  Asset Allocation Fund   Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997         1998       1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net     ($4,034)   (2,855)      3,912       (744)         1,887       379     8,781      1,105
Realized gains (losses) on
 investments, net                  24,392    16,256      (8,736)    11,272          4,396     1,109    82,495      8,777
Net change in unrealized
 appreciation (depreciation)
 on investments                   (31,057)   21,914     (51,993)   (46,160)        (8,198)    4,962   (44,136)    58,155
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations           (10,699)   35,315     (56,817)   (35,632)        (1,915)    6,450    47,140     68,037
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                   6,424    29,239       4,084     29,184          1,787    11,196    10,586     58,703
Transfers between funds             4,845    50,164     (39,497)     5,324         (8,074)    9,847   (41,415)     4,664
Surrenders and terminations       (36,786)  (23,270)    (26,039)   (24,867)        (8,859)   (6,290)  (79,015)   (46,883)
Rescissions                          (186)     (651)        (68)      (281)            (7)      (71)     (300)    (1,055)
Other transactions (note 2)           (15)       71         (56)         2             30       186        78         54
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III               (25,718)   55,553     (61,576)     9,362        (15,123)   14,868  (110,066)    15,483
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                  26,375    40,513       9,390     32,069          6,881    13,018    47,491     79,798
Transfers between funds            13,910     2,867      (1,057)     2,442            525     1,126    11,653      5,848
Surrenders and terminations        (2,749)     (266)     (1,050)      (253)          (519)     (107)   (4,558)      (652)
Rescissions                          (368)     (589)       (129)      (302)           (14)     (260)     (653)    (1,079)
Other transactions (note 2)            32        26         (13)         8             11         2       (12)        12
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                      37,200    42,551       7,141     33,964          6,884    13,779    53,921     83,927
Increase (decrease) in
  net assets                          783   133,419    (111,252)     7,694        (10,154)   35,097    (9,005)   167,447
Net assets at beginning of year   298,997   165,578     267,040    259,346         87,214    52,117   717,513    550,066
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $299,780   298,997     155,788    267,040         77,060    87,214   708,508    717,513


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                  Templeton Global          Templeton        Templeton International      Templeton
                               Income Securities FundInternational Equity FundSmaller Companies Fund Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997          1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net    $ 9,058     10,527     18,022       14,487       290        (225)    3,442        1,743
Realized gains (losses) on
 investments, net                    263      1,131    112,100       91,429      (547)        545   (66,038)      (6,660)
Net change in unrealized
 appreciation (depreciation)
 on investments                   (1,320)   (10,041)   (88,725)       1,618    (3,830)     (1,688)    39,890     (91,510)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations            8,001      1,617      41,397     107,534    (4,087)     (1,368)   (22,706)    (96,427)
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                    983      5,204       8,884       48,236      865       5,943      1,634       7,156
Transfers between funds          (13,288)   (17,682)    (92,026)     (33,305)  (3,005)      2,953    (21,917)    (55,954)
Surrenders and terminations      (30,382)   (27,867)   (171,313)    (126,296)  (2,234)     (1,856)   (20,611)    (36,981)
Rescissions                          (42)      (283)       (404)      (1,041)     (24)        (91)       (54)       (144)
Other transactions (note 2)          154        193         252          282       10          32         48         398
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              (42,575)   (40,435)   (254,607)    (112,124)  (4,388)      6,981    (40,900)    (85,525)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                  3,461      6,478      21,502       53,802    2,980       8,807      2,042       4,649
Transfers between funds            1,385        316       6,064        2,916     (467)        531        282         622
Surrenders and terminations         (377)       (83)     (2,654)        (259)    (365)       (128)      (205)        (98)
Rescissions                          (12)      (207)        (95)        (629)     (85)        (50)       (42)        (52)
Other transactions (note 2)            2         15          45           15      (15)          3         (1)          -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                      4,459      6,519      24,862       55,845    2,048       9,163      2,076       5,121
Increase (decrease) in net assets(30,115)   (32,299)   (188,348)      51,255   (6,427)     14,776    (61,530)   (176,831)
Net assets at beginning of year  166,669    198,968   1,087,838    1,036,583   30,303      15,527    153,328     330,159
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $136,554    166,669     899,490    1,087,838   23,876      30,303     91,798     153,328

See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                   U.S. Government              Value
                                   Securities Fund         Securities Fund  Zero Coupon Fund - 2000Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                  1998       1997          1998      1997        1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net  $ 36,201       28,049       (47)           -     5,241       5,205     3,261        3,461
Realized gains (losses) on
 investments, net                 8,286        5,606       (74)           -     2,396       1,677     2,485        1,510
Net change in unrealized
 appreciation (depreciation)
 on investments                  (7,222)      17,549      (407)           -    (2,765)     (1,692)    1,608        1,476
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations          37,265       51,204      (528)           -     4,872       5,190     7,354        6,447
Contract transactions -
  Valuemark II & III (note 5):
Purchase payments                 5,708       23,060       190            -       498        1,290      759        1,695
Transfers between funds          12,261      (47,874)    6,072            -    (4,978)      (6,415)   3,490       (6,814)
Surrenders and terminations    (126,296)    (115,692)     (129)           -   (14,347)     (15,927) (10,720)      (8,976)
Rescissions                        (188)        (756)        -            -        (4)         (43)     (11)          (1)
Other transactions (note 2)         860          775        (1)           -       165          134      105            7
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III            (107,655)    (140,487)    6,132            -   (18,666)     (20,961)  (6,377)     (14,089)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                20,857       22,408       916            -       864        1,862    3,307        3,410
Transfers between funds          12,943        1,524     2,211            -     1,107         (121)   2,192           34
Surrenders and terminations      (2,139)        (132)      (62)           -       (68)          (7)    (284)         (10)
Rescissions                        (701)        (527)       (4)           -       (23)           -      (68)         (68)
Other transactions (note 2)           4           67         -            -        (6)           -       (4)           -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    30,964       23,340     3,061            -     1,874        1,734    5,143        3,366
Increase (decrease) in
   net assets                   (39,426)     (65,943)    8,665            -   (11,920)     (14,037)   6,120       (4,276)
Net assets at beginning
  of year                       677,030      742,973         -            -    90,088      104,125   69,158       73,434
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $637,604      677,030     8,665            -    78,168       90,088   75,278       69,158


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                            Zero Coupon Fund - 2010    Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                1998       1997       1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net                                                  $ 3,294     3,446     266,144   236,709
Realized gains (losses) on investments, net                                      5,443     1,575     603,355   413,516
Net change in unrealized appreciation (depreciation) on investments                769     5,123    (699,727)  479,620
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                            9,506    10,144     169,772 1,129,845
Contract transactions - Valuemark II & III (note 5):
 Purchase payments                                                                 682     3,822     134,191   581,523
 Transfers between funds                                                         4,057    (2,318)     (3,907)    1,783
 Surrenders and terminations                                                   (15,533)   (8,063) (1,708,528)(1,302,935)
 Rescissions                                                                        (2)      (17)     (3,318)  (12,443)
 Other transactions (note 2)                                                        49       (11)      4,339     4,787
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from contract transactions -
  Valuemark II & III                                                           (10,747)   (6,587) (1,577,223) (727,285)
Contract transactions - Valuemark IV (note 5):
 Purchase payments                                                               5,944     3,098     540,403   767,033
 Transfers between funds                                                         3,245       282     169,190    20,870
 Surrenders and terminations                                                      (458)      (11)    (55,562)   (9,472)
 Rescissions                                                                       (20)       (6)    (10,939)  (11,769)
 Other transactions (note 2)                                                        (2)        -         489       829
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from contract transactions -
  Valuemark IV                                                                   8,709     3,363     643,581   767,491
Increase (decrease) in net assets                                                7,468     6,920    (763,870)1,170,051
Net assets at beginning of year                                                 77,889    70,969   9,907,405 8,737,354
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $85,357    77,889   9,143,535 9,907,405

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 1998


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. The Utilities Equity Fund name was changed to Templeton Global Utilities Securities Fund on May 1, 1998. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and Valuemark III and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1998 and 1997 were and $4,716,335 and $4,561,683, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                        Years Since                    Contingent Deferred Sales Charge
---------------------------------------------------------------------------------------------------------------------------
                          Payment              Valuemark II      Valuemark III     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                            0-1                     5%                6%                6%
                            1-2                     5%                5%                6%
                            2-3                     4%                4%                6%
                            3-4                     3%                3%                5%
                            4-5                    1.5%              1.5%               4%
                            5-6                     0%                0%                3%
                            6-7                     0%                0%                2%
                            7+                      0%                0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II or Valuemark III deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $8,535,795 and $8,999,290, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $159,282 and $126,072, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1998 and 1997 were $165,283,144 and $22,652,962 respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On Valuemark II and Valuemark III deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. CAPITALIZATION

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. There were no capitalization transactions during the year ended December 31, 1997. The capitalization transactions were as follows during the year ended December 31, 1998:

                                                                 Capitalization    Date of    Market Value      Date of
Fund                                                                 Amount    Capitalization at Withdrawal   Withdrawal
---------------------------------------------------------------------------------------------------------------------------
Global Health Care Securities Fund                                  $250,000       5/1/98        $253,250       12/1/98
Value Securities Fund                                               $250,000       5/1/98        $192,000       12/1/98


4. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1998 and 1997 were as follows:

                                                               Global      Global
                                                    Capital  Health Care  Utilities   Growth      High     Income     Money
                                                    Growth   Securities  Securities and Income   Income  Securities   Market
                                                     Fund       Fund        Fund        Fund      Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at
  December 31, 1996                                 3,722         -        53,086      50,027    20,736    57,504    28,060
 Contract transactions:
Purchase payments                                     948         -           663       2,362     1,153     2,205     5,065
Transfers between funds                             1,469         -        (6,159)      1,043       (57)   (2,484)     (219)
Surrenders and terminations                          (445)        -        (7,944)     (6,436)   (2,943)   (7,368)  (11,824)
Rescissions                                           (14)        -           (34)        (44)      (30)      (65)     (166)
Other transactions                                     (7)        -            11          10        12        19        66
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         1,951         -       (13,463)     (3,065)   (1,865)   (7,693)   (7,078)
 Accumulation units outstanding a
 December 31, 1997                                  5,673         -        39,623      46,962    18,871    49,811    20,982
Contract transactions:
Purchase payments                                     160        20           241         538       223       459       566
Transfers between funds                             3,882       586        (1,529)        699      (811)   (2,088)   14,858
Surrenders and terminations                        (1,258)      (20)       (7,481)     (7,722)   (3,310)   (8,767)  (14,408)
Rescissions                                            (1)        -            (9)        (11)       (7)      (11)      (24)
Other transactions                                     (2)        -             6          14        21        16        58
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         2,781       586        (8,772)     (6,482)   (3,884)  (10,391)    1,050
 Accumulation units outstanding at
   December 31, 1998                                8,454       586        30,851      40,480    14,987    39,420    22,032

Valuemark IV
 Accumulation units outstanding at December 31, 1996    -         -             -           -         -         -         -
 Contract transactions:
Purchase payments                                   1,839         -           263       2,241     2,100     2,022     6,870
Transfers between funds                               188         -            53         200       168       140    (3,400)
Surrenders and terminations                           (13)        -            (3)        (29)      (25)      (19)     (225)
Rescissions                                           (60)        -            (3)        (38)      (42)      (49)      (67)
Other transactions                                      3         -             -           2         1         -        36
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         1,957         -           310       2,376     2,202     2,094     3,214
 Accumulation units outstanding at December 31, 1997          1,957             -         310     2,376     2,202     2,0943,214
 Contract transactions:
Purchase payments                                   1,503       147           477       2,027     1,834     1,710     3,217
Transfers between funds                             1,238       106           262       1,031       409       599    (1,515)
Surrenders and terminations                          (156)       (1)          (40)       (214)     (195)     (143)     (448)
Rescissions                                           (40)      (28)           (3)        (37)      (61)      (21)     (140)
Other transactions                                      -         -             -           2         2         -        14
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         2,545       224           696       2,809     1,989     2,145     1,128
 Accumulation units outstanding at
    December 31, 1998                               4,502       224         1,006       5,185     4,191     4,239     4,342




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                    Mutual      Mutual     Natural                                Templeton
                                                   Discovery    Shares    Resources  Real Estate  Rising   Small Developing
                                                  Securities  Securities Securities  Securities  Dividends  Cap    Markets
                                                     Fund       Fund        Fund        Fund      Fund     Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at
 December 31, 1996                                  1,471     2,613        6,998       12,757    35,569    12,784    22,423
 Contract transactions:
Purchase payments                                   2,480     4,911          276        1,023     1,368     2,180     2,264
Transfers between funds                             6,648    12,308         (861)       1,129     1,034     3,656       330
Surrenders and terminations                          (613)   (1,037)        (701)      (1,453)   (4,724)   (1,652)   (1,990)
Rescissions                                           (47)      (52)          (5)         (14)      (26)      (49)      (22)
Other transactions                                      1         1            2            3        28         6         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         8,469    16,131       (1,289)         688    (2,320)    4,141       582
 Accumulation units outstanding at
    December 31, 1997                               9,940    18,744        5,709       13,445    33,249    16,925    23,005
 Contract transactions:
Purchase payments                                     402       795           86          147       415       348       429
Transfers between funds                             1,284     2,150         (562)      (1,976)      670       173    (4,481)
Surrenders and terminations                        (1,897)   (3,544)        (777)      (1,978)   (6,653)   (2,575)   (2,951)
Rescissions                                           (11)      (16)          (5)          (6)      (10)      (13)       (7)
Other transactions                                      -         4            2            7        12        (2)       (6)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                          (222)     (611)      (1,256)      (3,806)   (5,566)   (2,069)   (7,016)
 Accumulation units outstanding at
    December 31, 1998                               9,718    18,133        4,453        9,639    27,683    14,856    15,989

Valuemark IV
 Accumulation units outstanding at December 31, 1996    -         -            -            -         -         -         -
 Contract transactions:
Purchase payments                                   5,050     9,998          288        1,144     1,745     2,823     2,516
Transfers between funds                               518     1,620           23          106       299       198       190
Surrenders and terminations                           (43)     (101)           -          (13)      (21)      (18)      (21)
Rescissions                                           (65)     (126)          (7)         (20)      (33)      (40)      (23)
Other transactions                                      1         3            -            -         1         2         1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         5,461    11,394          304        1,217     1,991     2,965     2,663
 Accumulation units outstanding at
    December 31, 1997                               5,461    11,394          304        1,217     1,991     2,965     2,663
 Contract transactions:
Purchase payments                                   2,832     6,911          162          604     1,788     1,762     1,055
Transfers between funds                               907     2,362           73           75       843       988      (154)
Surrenders and terminations                          (338)     (718)         (19)         (66)     (159)     (199)     (121)
Rescissions                                           (45)     (123)          (5)          (8)      (35)      (27)      (16)
Other transactions                                      5         8           (1)           1         -         3        (2)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         3,361     8,440          210          606     2,437     2,527       762
 Accumulation units outstanding at
 December 31, 1998                                  8,822    19,834          514        1,823     4,428     5,492     3,425




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                                                                        Templeton
                                                          Templeton Templeton Templeton    Templeton  International Templeton
                                                        Global Asset Global Global Income International  Smaller     Pacific
                                                         Allocation  Growth Securities       Equity     Companies    Growth
                                                            Fund      Fund      Fund          Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at December 31, 1996          4,104    40,327     11,857    64,375        1,388    22,061
 Contract transactions:
Purchase payments                                               819     3,970        314     2,786          517       501
Transfers between funds                                         755       334     (1,058)   (1,782)         258    (4,037)
Surrenders and terminations                                    (456)   (3,127)    (1,673)   (7,156)        (160)   (2,707)
Rescissions                                                      (6)      (74)       (17)      (59)          (8)      (10)
Other transactions                                               13         3         11        15            3        25
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,125     1,106     (2,423)   (6,196)         610    (6,228)
 Accumulation units outstanding at December 31, 1997          5,229    41,433      9,434    58,179        1,998    15,833
 Contract transactions:
Purchase payments                                                69       569         57       449           35       204
Transfers between funds                                        (598)   (2,789)      (773)   (5,188)        (288)   (2,708)
Surrenders and terminations                                    (646)   (4,973)    (1,749)   (9,177)        (211)   (2,662)
Rescissions                                                       -       (19)        (2)      (21)          (2)       (7)
Other transactions                                                2         5          9        14            1         9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (1,173)   (7,207)    (2,458)  (13,923)        (465)   (5,164)
 Accumulation units outstanding at December 31, 1998          4,056    34,226      6,976    44,256        1,533    10,669

Valuemark IV
 Accumulation units outstanding at December 31, 1996              -         -          -         -            -         -
 Contract transactions:
Purchase payments                                               952     5,261        391     3,008          761       346
Transfers between funds                                          82       375         19       162           46        47
Surrenders and terminations                                      (8)      (42)        (5)      (14)         (11)      (10)
Rescissions                                                     (18)      (70)       (13)      (35)          (4)       (4)
Other transactions                                                -         1          1         1            -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,008     5,525        393     3,122          792       379
 Accumulation units outstanding at December 31, 1997          1,008     5,525        393     3,122          792       379
 Contract transactions:
Purchase payments                                               487     2,951        202     1,143          271       256
Transfers between funds                                          34       720         79       307          (52)       53
Surrenders and terminations                                     (38)     (290)       (22)     (143)         (34)      (28)
Rescissions                                                      (1)      (41)        (1)       (5)          (8)       (5)
Other transactions                                                1        (1)         -         3           (2)        -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                     483     3,339        258     1,305          175       276
 Accumulation units outstanding at December 31, 1998          1,491     8,864        651     4,427          967       655




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                               U.S.                Zero       Zero      Zero
                                                            Government    Value   Coupon     Coupon    Coupon     Total
                                                            Securities Securities Fund -     Fund -    Fund -      All
                                                               Fund       Fund     2000       2005      2010      Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at December 31, 1996         44,598         -      5,636     3,579     3,297   508,972
 Contract transactions:
Purchase payments                                             1,363         -         69        83       177    37,497
Transfers between funds                                      (2,875)        -       (341)     (328)     (113)    8,650
Surrenders and terminations                                  (6,740)        -       (846)     (424)     (362)  (72,781)
Rescissions                                                     (44)        -         (2)        -        (1)     (789)
Other transactions                                               45         -          7         -         -       274
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (8,251)        -     (1,113)     (669)     (299)  (27,149)
 Accumulation units outstanding at December 31, 1997         36,347         -      4,523     2,910     2,998   481,823
 Contract transactions:
Purchase payments                                               310        17         25        32        26     6,622
Transfers between funds                                         617       718       (249)      140       138     1,875
Surrenders and terminations                                  (6,810)      (16)      (712)     (451)     (582)  (91,330)
Rescissions                                                     (10)        -          -         -         -      (192)
Other transactions                                               46         -          8         4         2       230
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (5,847)      719       (928)     (275)     (416)  (82,795)
 Accumulation units outstanding at December 31, 1998         30,500       719      3,595     2,635     2,582   399,028

Valuemark IV
 Accumulation units outstanding at December 31, 1996              -         -          -         -         -         -
 Contract transactions:
Purchase payments                                             1,310         -        100       162       138    51,328
Transfers between funds                                          84         -         (6)        2        12     1,126
Surrenders and terminations                                      (8)        -          -         -         -      (629)
Rescissions                                                     (31)        -          -        (3)        -      (751)
Other transactions                                                4         -          -         -         -        57
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,359         -         94       161       150    51,131
 Accumulation units outstanding at December 31, 1997          1,359         -         94       161       150    51,131
 Contract transactions:
Purchase payments                                             1,142       109         43       142       226    33,001
Transfers between funds                                         693       267         55        92       120     9,592
Surrenders and terminations                                    (116)       (8)        (3)      (12)      (17)   (3,528)
Rescissions                                                     (38)       (1)        (1)       (3)       (1)     (694)
Other transactions                                                -         -          -         -         -        33
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,681       367         94       219       328    38,404
 Accumulation units outstanding at December 31, 1998          3,040       367        188       380       478    89,535



6. UNIT VALUES
A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
December 31,
 1998                  8,454        $15.574  $ 131,652       2.17%         4,502       $15.537    $ 69,939         2.26%
 1997                  5,673         13.130     74,473       2.17          1,967        13.110      25,654         2.26
 19961                 3,722         11.254     42,110       2.17+              -            -            -        -

Global Health Care
 Securities Fund
December 31,
 19982                    586        10.610      6,215       2.24+            224       10.604       2,381         2.33+

Global Utilities
 Securities Fund
December 31,
 1998                 30,851         28.308    873,319       1.90          1,006        28.082      28,248         1.99
 1997                 39,623         25.818  1,022,994       1.90             310       25.635       7,959         1.99
 1996                 53,086         20.654  1,097,873       1.90               -            -            -        -
 1995                 66,669         19.565  1,305,495       1.90               -            -            -        -
 1994                 70,082         15.104  1,058,531       1.92               -            -            -        -

Growth and Income Fund
December 31,
 1998                 40,480         26.226  1,061,658       1.89          5,185        25.993     134,775         1.98
 1997                 46,962         24.551  1,152,961       1.89          2,376        24.354      57,877         1.98
 1996                 50,027         19.490    977,110       1.90               -            -            -        -
 1995                 46,893         17.310    812,732       1.92               -            -            -        -
 1994                 35,695         13.215    471,773       1.94               -            -            -        -

High Income Fund
December 31,
 1998                 14,987         21.208    317,865       1.93          4,191        21.020      88,069         2.02
 1997                 18,871         21.312    402,167       1.93          2,202        21.141      46,545         2.02
 1996                 20,736         19.375    402,379       1.94               -            -            -        -
 1995                 18,756         17.252    323,580       1.96               -            -            -        -
 1994                 15,679         14.608    229,026       2.00               -            -            -       -

Income Securities Fund
December 31,
 1998                 39,420         25.122    990,325       1.89          4,239        24.898     105,543         1.98
 1997                 49,811         25.065   1,248,520      1.90          2,094        24.864      52,069         1.99
 1996                 57,504         21.708  1,251,844       1.90               -            -            -        -
 1995                 59,309         19.785  1,175,143       1.91               -            -            -        -
 1994                 56,569         16.392    927,343       1.94               -            -            -        -





6. UNIT VALUES (cont.)
                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1998                 22,032        $14.386  $ 316,921       1.85%         4,342       $14.260    $ 61,911         1.94%
 1997                 20,892         13.865    290,904       1.85          3,214        13.756      44,200         1.94
 1996                 28,060         13.359    375,629       1.83               -            -            -        -
 1995                 31,040         12.883    399,935       1.80               -            -            -        -
 1994                 39,437         12.354    487,239       1.86               -            -            -        -

Mutual Discovery
 Securities Fund
December 31,
 1998                  9,718         11.226    109,094       2.40          8,822        11.205      98,842         2.49
 1997                  9,940         11.983    119,104       2.46          5,461        11.971      65,375         2.55
 19963                 1,471         10.180     15,074       2.77+              -            -            -        -

Mutual Shares
 Securities Fund
December 31,
 1998                 18,133         11.837    214,642       2.17         19,834        11.814     234,337         2.26
 1997                 18,744         11.993    224,796       2.20         11,394        11.981     136,521         2.29
 19963                 2,613         10.330     27,141       2.40+              -            -            -        -

Natural Resources
 Securities Fund
December 31,
 1998                  4,453          8.505     37,878       2.04             514        8.430       4,332         2.13
 1997                  5,709         11.559     65,992       2.09             304       11.466       3,482         2.18
 1996                  6,998         14.467    101,248       2.05               -            -            -        -
 1995                  6,919         14.109     97,630       2.06               -            -            -        -
 1994                  8,285         13.979    115,828       2.08               -            -            -       -

Real Estate Securities Fund
December 31,
 1998                  9,639         23.107    222,740       1.94          1,823        22.901      41,773         2.03
 1997                 13,445         28.169    378,751       1.94          1,217        27.944      34,023         2.03
 1996                 12,757         23.668    301,974       1.97               -            -            -        -
 1995                 10,998         18.073    198,773       1.99               -            -            -        -
 1994                 11,645         15.594    181,599       2.02               -            -            -        -

Rising Dividends Fund
December 31,
 1998                 27,683         21.165    585,952       2.12          4,428        21.034      93,151         2.21
 1997                 33,249         20.074    667,473       2.14          1,991        19.968      39,752         2.23
 1996                 35,569         15.303    545,127       2.16               -            -            -        -
 1995                 33,789         12.498    422,992       2.18               -            -            -        -
 1994                 28,778          9.769    281,145       2.20               -            -            -        -




6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Small Cap Fund
December 31,
 1998                 14,856        $14.600  $ 216,872       2.17%         5,492       $14.558    $ 79,977         2.26%
 1997                 16,925         14.952    253,045       2.17          2,965        14.923      44,268         2.26
 1996                 12,784         12.913    165,578       2.17               -            -            -        -
 19954                 1,302         10.146     13,260       2.30+              -            -            -        -

Templeton Developing
 Markets Equity Fund
December 31,
 1998                 15,989          7.993    127,804       2.81          3,425         7.958      27,259         2.90
 1997                 23,005         10.340    237,895       2.82          2,663        10.305      27,448         2.91
 1996                 22,423         11.487    259,346       2.89               -            -            -        -
 1995                 15,618          9.582    150,481       2.81               -            -            -        -
 19945                 9,774          9.454     92,469       2.93+              -            -            -        -

Templeton Global Asset
 Allocation Fund
December 31,
 1998                  4,056         13.589     55,102       2.24          1,491        13.543      20,200         2.33
 1997                  5,229         13.786     72,082       2.34          1,008        13.752      13,864         2.43
 1996                  4,104         12.514     52,117       2.26               -            -            -        -
 19956                 1,338         10.591     14,234       2.30+              -            -            -        -

Templeton Global
 Growth Fund
December 31,
 1998                 34,226         16.309    558,162       2.28          8,864        16.238     143,943         2.37
 1997                 41,433         15.176    628,785       2.28          5,525        15.124      83,558         2.37
 1996                 40,327         13.560    550,066       2.33               -            -            -        -
 1995                 28,309         11.339    322,284       2.37               -            -            -        -
 19945                14,637         10.201    149,393       2.54+              -            -            -        -

Templeton Global Income
 Securities Fund
December 31,
 1998                  6,976         17.905    124,899       2.03             651       17.746      11,582         2.12
 1997                  9,434         16.957    159,973       2.02             393       16.821       6,620         2.11
 1996                 11,857         16.781    198,968       2.01               -            -            -        -
 1995                 14,181         15.522    220,143       2.04               -            -            -        -
 1994                 16,855         13.726    231,368       2.11               -            -            -        -





6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Templeton International
 Equity Fund
December 31,
 1998                 44,256        $18.437  $ 815,915       2.28%         4,427       $18.322    $ 81,113         2.37%
 1997                 58,179         17.711  1,030,420       2.29          3,122        17.617      55,008         2.38
 1996                 64,375         16.081  1,036,583       2.29               -            -            -        -
 1995                 59,883         13.263    794,670       2.32               -            -            -        -
 1994                 60,464         12.161    735,339       2.39               -            -            -        -

Templeton International
 Smaller Companies Fund
December 31,
 1998                  1,533          9.364     14,354       2.50             967        9.342       9,037         2.59
 1997                  1,998         10.825     21,626       2.46             792       10.809       8,557         2.55
 19961                 1,388         11.145     15,527       2.18+              -            -            -        -

Templeton Pacific
 Growth Fund
December 31,
 1998                 10,669          8.078     86,200       2.50             655        8.028       5,274         2.59
 1997                 15,833          9.431    149,327       2.43             379        9.381       3,566         2.52
 1996                 22,061         14.932    330,159       2.39               -            -            -        -
 1995                 22,483         13.630    306,843       2.41               -            -            -        -
 1994                 27,231         12.802    348,655       2.47               -            -            -        -

U.S. Government Securities Fund
December 31,
 1998                 30,500         19.014    579,909       1.90          3,040        18.847      57,334         1.99
 1997                 36,347         17.947    652,317       1.90          1,359        17.805      24,222         1.99
 1996                 44,598         16.650    742,973       1.91               -            -            -        -
 1995                 34,313         16.298    559,234       1.92               -            -            -        -
 1994                 36,490         13.835    504,837       1.93               -            -            -        -

Value Securities Fund
December 31,
 19982                    719         7.717      5,542       2.52+            367        7.713       2,834         2.61+

Zero Coupon Fund - 2000
December 31,
 1998                  3,595         20.684     74,353       1.80             188       20.502       3,815         1.89
 1997                  4,523         19.512     88,260       1.80              94       19.358       1,801         1.89
 1996                  5,636         18.475    104,125       1.80               -            -            -        -
 1995                  6,066         18.294    110,965       1.80               -            -            -        -
 1994                  4,953         15.373     76,140       1.80               -            -            -        -




6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 2005
December 31,
 1998                  2,635        $25.003   $ 65,876       1.80%            380      $24.786     $ 9,402         1.89%
 1997                  2,910         22.532     65,573       1.80             161       22.357       3,585         1.89
 1996                  3,579         20.517     73,434       1.80               -            -            -        -
 1995                  3,504         20.914     73,292       1.80               -            -            -        -
 1994                  2,780         16.096     44,756       1.80               -            -            -        -

Zero Coupon Fund - 2010
December 31,
 1998                  2,582         27.920     72,114       1.80             478       27.674      13,233         1.89
 1997                  2,998         24.740     74,199       1.80             150       24.544       3,676         1.89
 1996                  3,297         21.522     70,969       1.80               -            -            -        -
 1995                  3,437         22.431     77,136       1.80               -            -            -        -
 1994                  2,589         15.930     41,255       1.80               -            -            -        -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from May 1, 1996 (fund commencement) to December 31, 1996.
2Period from May 1, 1998 (fund commencement) to December 31, 1998.
3Period from November 8, 1996 (fund commencement) to December 31, 1996.
4Period from November 1, 1995 (fund commencement) to December 31, 1995.
5Period from March 15, 1994 (fund commencement) to December 31, 1994.
6Period from May 1, 1995 (fund commencement) to December 31, 1995.







                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                          December 31, 1998 and 1997

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 5, 1999


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements

Consolidated Balance Sheets
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at fair value                                                                $ 2,538,291   2,705,210
 Equity securities, at fair value                                                                   512,404     442,607
 Mortgage loans on real estate                                                                      457,128     318,683
 Certificates of deposit and short-term securities                                                  166,366     117,124
 Policy loans                                                                                         7,118       5,695
 Other invested assets                                                                               95,746      51,863
 Investment in LifeUSA Holdings Inc.                                                                 80,928           0
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                 3,857,981   3,641,182
Cash                                                                                                 67,195      26,871
Accrued investment income                                                                            36,649      38,345
Receivables (net of allowance for uncollectible accounts of $3,254 in 1998 and $3,122 in 1997)      323,971     262,676
Reinsurance receivable:
 Funds held on deposit                                                                            1,170,170   1,145,210
 Recoverable on future policy benefit reserves                                                    1,191,098   1,120,663
 Recoverable on unpaid claims                                                                       293,179     219,443
 Receivable on paid claims                                                                           24,986      31,158
Deferred acquisition costs                                                                          930,059     927,080
Other assets                                                                                         35,755      34,475
Federal income tax recoverable                                                                        4,060      20,761
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                      7,935,103   7,467,864
Separate account assets                                                                           9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    $17,850,253  18,224,793

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Balance Sheets (cont.)
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
Life                                                                                            $ 1,445,844   1,297,269
Annuity                                                                                           3,588,491   3,251,829
 Policy and contract claims                                                                         770,846     607,011
 Unearned premiums                                                                                   53,778      50,168
 Reinsurance payable                                                                                129,397     111,684
 Deferred income on reinsurance                                                                     106,065     115,688
 Deferred income taxes                                                                              257,903     228,861
 Accrued expenses                                                                                    91,631      93,341
 Commissions due and accrued                                                                         41,000      39,517
 Other policyholder funds                                                                            20,586      30,208
 Other liabilities                                                                                   89,038     424,696
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                            6,594,579   6,250,272
 Separate account liabilities                                                                     9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                16,509,729  17,007,201
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
 No shares outstanding in 1998, 25 million shares outstanding in 1997                                     0      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Retained earnings                                                                                  673,857     574,447
 Accumulated other comprehensive income                                                             239,579     191,057
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                        1,340,524   1,217,592
Commitments and contingencies (notes 6, 12 and 13)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                      $17,850,253  18,224,793
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Income
Years ended December 31, 1998,  1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 416,199      339,841    284,084
 Other life policy considerations                                                       52,668       83,816     85,747
 Annuity considerations                                                                222,632      219,262    170,656
 Accident and health premiums                                                          773,570      747,718    603,230
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                    1,465,069    1,390,637  1,143,717
 Premiums and annuity considerations ceded                                             411,316      438,018    277,163
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                      1,053,753      952,619    866,554
 Investment income, net                                                                217,066      162,350    222,622
 Realized investment gains                                                              89,226       61,488     28,561
 Equity in earnings of LifeUSA Holdings Inc.                                             2,207            0          0
 Other                                                                                  75,967       53,760      6,193
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                        1,438,219    1,230,217  1,123,930
Benefits and expenses:
 Life insurance benefits                                                               461,891      336,090    281,441
 Annuity benefits                                                                      251,463      206,189    153,238
 Accident and health insurance benefits                                                623,640      566,746    434,793
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                       1,336,994    1,109,025    869,472
 Benefit recoveries                                                                    501,719      426,607    249,552
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                           835,275      682,418    619,920
 Commissions and other agent compensation                                              322,697      310,665    267,714
 General and administrative expenses                                                   116,007      106,744     99,018
 Taxes, licenses and fees                                                               15,848       20,605     19,959
 Increase in deferred acquisition costs, net                                            (2,979)     (63,742)   (36,344)
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          1,286,848    1,056,690    970,267
Income from operations before income taxes                                             151,371      173,527    153,663
Income tax expense:
 Current                                                                                48,410       31,571     21,936
 Deferred                                                                                2,822       28,283     30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                51,232       59,854     52,495
Net income                                                                           $ 100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Comprehensive  Income
Years ended December 31, 1998, 1997 and 1996
(in thousands)
                                                                                        1998          1997       1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $100,139      113,673    101,168
Other comprehensive income (loss):
 Foreign currency translation adjustments, net of tax benefit of $949, $525, and $10 in
  1998, 1997, and 1996 respectively                                                     (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
 Unrealized gains (losses) on fixed maturities and equity securities:
Unrealized holding gains (losses) arising during the period net of tax expense (benefit)
 of $57,703, $71,594 and $(10,289) in 1998, 1997, and 1996 respectively                107,162      132,961    (19,107)
Reclassification adjustment for gains included in net income, net of tax expense of
 $30,627, $21,588, and $9,401 in 1998, 1997, and 1996 respectively                     (56,879)     (40,093)   (17,460)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized holding gains (losses)                                                 50,283       92,868    (36,567)
Total other comprehensive income (loss)                                                 48,522       91,893    (36,585)
Total comprehensive income                                                            $148,661      205,566     64,583

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Stockholder's  Equity
Years ended December 31, 1998,
1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred stock:
 Balance at beginning of year                                                           25,000       25,000     25,000
 Redemption of stock during the year                                                   (25,000)           0          0
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                      0       25,000     25,000
Additional paid-in capital:
 Balance at beginning and end of year                                                  407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          574,447      462,925    363,357
 Net income                                                                            100,139      113,673    101,168
 Cash dividend to stockholder                                                             (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                673,857      574,447    462,925
Accumulated other comprehensive income:
 Accumulated unrealized holding gain:
Balance at beginning of year                                                           195,505      102,637    139,204
Net unrealized gain (loss) on investments during the year, net of deferred federal income taxes                 50,283
92,868                                                                   (36,567)
---------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                                               245,788      195,505    102,637
 Accumulated unrealized foreign currency (loss):
Balance at beginning of year                                                            (4,448)      (3,473)    (3,455)
Net unrealized (loss) on foreign currency translation during the year,
 net of deferred federal income taxes                                                   (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
Balance at end of year                                                                  (6,209)      (4,448)    (3,473)
Total accumulated comprehensive income                                                 239,579      191,057     99,164
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                          $1,340,524    1,217,592  1,014,177
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                           $100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Realized investment gains                                                              (89,226)     (61,488)   (28,561)
Deferred federal income tax expense                                                      2,822       28,283     30,559
Charges to policy account balances                                                    (104,681)    (148,159)   (87,865)
Interest credited to policy account balances                                           262,956      251,182    202,243
Change in:
 Accrued investment income                                                               1,696       (2,215)       728
 Receivables                                                                           (61,295)    (107,398)   (30,578)
 Reinsurance receivables                                                              (162,959)  (1,205,410)   (76,003)
 Deferred acquisition costs                                                             (2,979)     (63,742)   (36,344)
 Future benefit reserves                                                                25,183      138,370     71,193
 Policy and contract claims and other policyholder funds                               154,213       92,230     37,055
 Unearned premiums                                                                       3,610       17,992     (2,005)
 Reinsurance payable                                                                    17,713       68,725     24,019
 Current tax recoverable                                                                16,701       (8,306)    (8,508)
 Accrued expenses and other liabilities                                                 14,797       12,113     15,506
 Commissions due and accrued                                                             1,483        2,414     14,124
Depreciation and amortization                                                          (12,711)     (13,312)   (25,874)
Equity in earnings of LifeUSA Holdings Inc.                                             (2,207)           0          0
Other, net                                                                                  94           18     (1,568)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                       65,210     (998,703)    98,121
Net cash provided by (used in) operating activities                                    165,349     (885,030)   199,289
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows (cont.)
Years ended December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                                  165,349     (885,030)   199,289
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                      $(1,256,653)  (1,748,950)(1,324,676)
 Purchase of equity securities                                                      (1,518,096)  (1,699,847)  (137,304)
 Purchase of stock in LifeUSA Holdings, Inc.                                           (79,091)           0          0
 Funding of mortgage loans                                                            (168,870)    (103,626)   (70,265)
 Sale of fixed maturities                                                            1,460,969    1,921,534  1,043,748
 Matured fixed maturities                                                               28,152        1,150      2,711
 Sale of equity securities                                                           1,560,695    1,691,789    122,788
 Repayment of mortgage loans                                                            29,105       29,520     23,317
 Net change in certificates of deposit and short-term securities                       (49,242)      87,848   (173,471)
 Other                                                                                 (46,256)      82,797    (20,566)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by investing activities                                   (39,287)     262,215   (533,718)
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                         $ 864,446      748,430    591,926
 Policyholders' withdrawals from account balances                                     (562,667)    (524,579)  (384,550)
 Change in assets held under reinsurance agreements                                      7,876      150,526          0
 Funds borrowed (repaid) on dollar reverse repurchase agreements, net                 (369,664)     239,468    130,196
 Redemption of preferred stock                                                         (25,000)           0          0
 Cash dividends paid                                                                      (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by financing activities                                   (85,738)     611,694    335,972
Net change in cash                                                                      40,324      (11,121)     1,543
Cash at beginning of year                                                               26,871       37,992     36,449
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 67,195       26,871     37,992
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1998 net revenues and considerations, 36%, 16% and 48% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with LifeUSA Holding Inc. (LifeUSA), a publicly traded insurance company in which it holds a 21.4% ownership interest at December 31, 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)
Deferred Acquisition Costs (cont.)

policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $202,644, $219,266, and $137,618, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 7.5% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company accounts for its investment in LifeUSA under the equity method of accounting and carries its investment at cost, adjusted for its share of LifeUSA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity is amortized into net income over ten years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1998 and 1997, investments with a carrying value of $116,197 and $103,590, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Investments (cont.)

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Consolidated Statement of ComprehensiveIncome is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In February 1998, the AICPA issued SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. The SOP provides guidance for determining whether computer software is in fact internal-use software and offers guidelines on accounting for the proceeds of computer software originally developed or obtained for internal use and subsequently marketed and sold to the public. The

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Accounting Pronouncements to be Adopted (cont.)

SOP applies to all non-government entities and is effective for years beginning after December 15, 1998. The Company will adopt SOP 98-1 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. The statement is effective for fiscal years beginning after June 15, 1999. The Company will adopt SFAS No. 133 on January 1, 2000. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.




(2) Investments

Investments at December 31, 1998 consist of:
                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                    $ 274,813      311,296     311,296
 States and political subdivisions                                                     94,640      101,121     101,121
 Foreign government                                                                    34,652       36,731      36,731
 Public utilities                                                                      66,236       71,982      71,982
 Corporate securities                                                               1,441,359    1,498,702   1,498,702
 Mortgage backed securities                                                           401,505      428,304     428,304
 Collateralized mortgage obligations                                                   80,599       90,155      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                             $2,393,804    2,538,291   2,538,291
Equity securities:
 Common stocks:
Banks, trusts and insurance companies                                                  18,824       31,194      31,194
Industrial and miscellaneous                                                          252,122      469,566     469,566
 Nonredeemable preferred stocks                                                         7,807       11,644      11,644
---------------------------------------------------------------------------------------------------------------------------
Total equity securities                                                             $ 278,753      512,404     512,404
Other investments:
 Mortgage loans on real estate                                                        457,128    XXXXXXXXX     457,128
 Certificates of deposit and short-term securities                                    166,366    XXXXXXXXX     166,366
 Policy loans                                                                           7,118    XXXXXXXXX       7,118
 Other invested assets                                                                 95,746    XXXXXXXXX      95,746
 Investment in LifeUSA Holdings Inc.                                                   80,928    XXXXXXXXX      80,928
---------------------------------------------------------------------------------------------------------------------------
Total other investments                                                             $ 807,286    XXXXXXXXX     807,286
Total investments                                                                  $3,479,843    XXXXXXXXX   3,857,981


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)
At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:
                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                        $ 274,813      36,717          234     311,296
 States and political subdivisions                                         94,640       6,481            0     101,121
 Foreign government                                                        34,652       2,079            0      36,731
 Public utilities                                                          66,236       5,948          202      71,982
 Corporate securities                                                   1,441,359      67,234        9,891   1,498,702
 Mortgage backed securities                                               401,505      26,799            0     428,304
 Collateralized mortgage obligations                                       80,599      10,141          585      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,393,804     155,399       10,912   2,538,291
 Equity securities                                                        278,753     245,913       12,262     512,404
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,672,557     401,312       23,174   3,050,695
1997:
 U.S. government                                                          499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,847,037     344,032       43,252   3,147,817
---------------------------------------------------------------------------------------------------------------------------


The changes in unrealized gains on fixed maturity securities were $22,170, $58,422, and $(97,973) in each of the years ended December 31, 1998, 1997 and 1996, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $55,188, $84,718, and $40,895 for the years ended December 31, 1998, 1997 and 1996, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 19,578      19,831
Due after one year through five years                                                              542,463     558,635
Due after five years through ten years                                                             700,012     741,834
Due after ten years                                                                                649,647     699,532
Mortgage backed securities and collateralized mortgage obligations                                 482,104     518,459
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                          $2,393,804   2,538,291

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)

Gross gains of  $105,723,  $70,335,  and  $43,696  and gross  losses of $18,217,
$8,654, and $16,834 were realized on sales of securities in 1998, 1997 and 1996, respectively.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $30,299       40,268       8,897
Equity securities                                                                      57,207       21,413      17,964
Mortgage loans                                                                         (1,320)        (982)     (1,129)
Real estate                                                                             3,133          635       3,104
Other                                                                                     (93)         154        (275)
---------------------------------------------------------------------------------------------------------------------------
Net gains before taxes                                                                 89,226       61,488      28,561
Tax expense on net realized gains                                                      31,229       21,521       9,996
---------------------------------------------------------------------------------------------------------------------------
Net gains after taxes                                                                 $57,997       39,967      18,565
---------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998 and all of 1997, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sold certain securities for delivery in the current month and simultaneously contracted with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities sold. As of December 31, 1998 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1997, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and other liabilities were $369,664 for funds received under these agreements. Average balances outstanding for the first two months of 1998 and all of 1997, respectively were $120,525 and $183,530 and weighted average interest rates were 6.5% and 7.2%. The maximum balance outstanding during 1998 and 1997 was $120,525 and $369,664, respectively.

The valuation allowances on mortgage loans at December 31, 1998, 1997 and 1996 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                      1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                                      $8,279        7,279      10,487
 Charged to operations                                                                  1,320        1,000           0
 Recoveries                                                                                 0            0      (3,208)
---------------------------------------------------------------------------------------------------------------------------
End of Year                                                                            $9,599        8,279       7,279
---------------------------------------------------------------------------------------------------------------------------

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                    $155,397      211,335     178,664
 Mortgage loans                                                                        34,449       25,232      19,267
 Policy loans                                                                             497        6,526       7,013
 Short-term investments                                                                15,022       12,804      10,688
Dividends:
 Preferred stock                                                                          668          748         818
 Common stock                                                                           5,190        4,603       4,527
Interest on assets held by reinsurers                                                   8,272        8,858       9,709
Other invested assets                                                                   8,637        9,438       5,344
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               228,132      279,544     236,030
Investment expenses related to coinsurance agreement (note 6)                           2,689       98,417           0
Investment expenses                                                                     8,377       18,777      13,408
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $217,066      162,350     222,622
---------------------------------------------------------------------------------------------------------------------------



ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(3) Summary Table of Fair Value Disclosures

                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 311,296    311,296         528,657   528,657
  States and political subdivisions                                       101,121    101,121          85,829    85,829
  Foreign governments                                                      36,731     36,731          37,734    37,734
  Public utilities                                                         71,982     71,982          48,237    48,237
  Corporate securities                                                  1,546,342  1,546,342       1,250,532 1,250,532
  Mortgage backed securities                                              380,664    380,664         663,891   663,891
  Collateralized mortgage obligations                                      90,155     90,155          90,330    90,330
 Equity securities                                                        512,404    512,404         442,607   442,607
 Mortgage loans                                                           457,128    495,202         318,683   333,540
 Short term investments                                                   166,366    166,366         117,124   117,124
 Policy loans                                                               7,118      7,118           5,695     5,695
 Other long term investments                                               95,746     95,746          51,863    51,863
 Investment in LifeUSA Holdings Inc.                                       80,928     68,290               0         0
 Receivables                                                              323,971    323,971         262,676   262,676
 Separate accounts assets                                               9,915,150  9,915,150      10,756,92910,756,929
Financial liabilities
 Investment contracts                                                   3,645,657  3,035,787       3,536,690 2,945,366
 Separate account liabilities                                           9,915,150  9,765,791      10,756,92910,565,205
 Dollar reverse repurchase agreements                                           0          0         369,664   369,664

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:
                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $270,657     207,293
Agents balances                                                                                     10,088       3,186
Related party receivables                                                                            3,852       1,445
Reinsurance commission receivable                                                                    8,022      23,921
Scholarship enrollment fees                                                                         12,010       8,401
Due from administrators                                                                             13,271      13,630
Other                                                                                                6,071       4,800
---------------------------------------------------------------------------------------------------------------------------
Total receivables                                                                                 $323,971     262,676


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)




(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1998 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $9,918, $12,479, and $14,348 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $141,033,
   $124,320, and $99,292                                                             $312,886      273,813     240,602
Incurred related to:
 Current year                                                                         417,042      346,901     279,717
 Prior years                                                                          (12,217)     (12,087)    (11,642)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        404,825      334,814     268,075
Paid related to:
 Current year                                                                         204,100      150,942     107,842
 Prior years                                                                          147,186      144,798     127,022
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            351,286      295,740     234,864
Balance at December 31, net of reinsurance recoverables of $128,764,
  $141,033, and $124,320                                                             $366,425      312,887     273,813
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                  $34,118,554   98,832,792  19,483,581  113,467,765          87.1%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        244,416      224,451      93,812      375,055          59.8%
 Annuities                                                   220,812        1,820      50,385      172,247           1.1%
 Accident and health                                         479,237      294,333     267,119      506,451          58.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               944,465      520,604     411,316    1,053,753          49.4%
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health                                         436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               906,317      484,320     438,018      952,619          50.8%
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health                                         396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               801,391      342,326     277,163      866,554          39.5%
---------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1998 are $1,170,697, $863,477 and $307,228 recoverable from three insurers who, as of December 31, 1998, were rated A+, A- and A+, respectively, by A.M. Best's Insurance Reports.
A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. During 1998 and 1997, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of income. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Of the amounts ceded to others, the Company ceded life insurance inforce of $2,067,664, $1,163,533, and $381,381 in 1998, 1997 and 1996, respectively, and life insurance premiums earned of $4,165, $2,538, and $1,293 in 1998, 1997 and 1996, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,817, $2,467, and $1,922 in 1998, 1997 and 1996.


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                 $48,410       31,571      21,936
 Deferred tax expense                                                                   2,822       28,283      30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                   $51,232       59,854      52,495
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
Attributable to unrealized gains and losses for the year                               26,127       49,748     (19,967)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                     $77,359      109,602      32,528
---------------------------------------------------------------------------------------------------------------------------

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended
December 31 as follows:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $52,980       60,735      53,782
Dividends received deductions and tax-exempt interest                                  (3,294)      (2,792)       (650)
Foreign tax                                                                              (133)         916      (2,723)
Interest on tax deficiency                                                                900        1,100         261
Other                                                                                     779         (105)      1,824
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                        $51,232       59,854      52,494
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(7) Income Taxes (cont.)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
 Provision for post retirement benefits                                                            $ 2,223       2,100
 Allowance for uncollectible accounts                                                                  929         929
 Policy reserves                                                                                   173,414     177,442
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                          176,566     180,471
Deferred tax liabilities:
 Deferred acquisition costs                                                                        272,815     277,627
 Net unrealized gain                                                                               128,883     102,756
 Other                                                                                              32,771      28,949
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                     434,469     409,332
Net deferred tax liability                                                                        $257,903     228,861
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.
The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The
Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,808, $39,914, and $30,946 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997 the
Company had a tax recoverable from AZOA of $3,030 and $20,689, respectively.


(8) Related Party Transactions

The Company  reimbursed AZOA $2,495,  $2,519, and $1,743 in 1998, 1997 and 1996,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $490 and $437 at December 31, 1998 and 1997, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $1,019, $2,826, and $3,275 in 1998, 1997 and 1996, respectively. The Company's liability for data center charges was $377 and $292 at December 31, 1998 and 1997, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually.
Dividend  payments are restricted by provisions in State of Minnesota  statutes.
The Company had 25 million shares of Series A preferred stock outstanding held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock issued to AZOA.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(8) Related Party Transactions (cont.)

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Investment in LifeUSA

In 1995, in conjunction with an expanded marketing agreement, the Company provided LifeUSA with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company converted its debenture to equity, extended the existing marketing agreement between the two companies to December 31, 2000, and agreed to acquire up to a 35% equity ownership in Life USA. Two members of the Company's management were named to LifeUSA's board of directors in January 1998. The Company also retains additional rights of nomination to LifeUSA's board of directors in the future based on the Company's proportional ownership.

Acquisition of the Company's equity ownership during 1998 was accomplished through the following:

 o Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);

 o Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;

 o Purchase of 925,000 shares of common stock from certain members of LifeUSA management at $16.44 per share;

 o Acquisition of an additional 1.3 million shares of common stock in open market purchases.

 o Acquisition of 406,092 shares of common stock at $24.63 per share as part of a commitment to purchase $100,000 in newly issued common stock in increments of $10,000 semi-annually over a five year period beginning in August 1998.

As of December 31, 1998, the company held 21.41% of the outstanding common stock of LifeUSA with an approximate market value of $68,290. The carrying value of the LifeUSA investment at year-end 1998 is $80,928, which is $20,983 higher than the current equity in net assets of $59,945.

In February 1999, the Company purchased 395,062 shares of LifeUSA common stock at $25.31 per share. In addition, the stock purchase agreement was amended to allow the Company to purchase an additional 300,000 shares on the open market for one year beyond the original agreement date.

Effective April 1, 1998, the Company began assuming business from LifeUSA. Under this arrangement, the Company assumes 12.5% of annuity business and 16.7% of universal life business sold by LifeUSA. As of December 31, 1998, the Company assumed $40,000 of life and annuity reserves from LifeUSA.

The company has also guaranteed a credit agreement between LTC America Holding, Inc., a LifeUSA subsidiary, and Norwest Bank. The agreement is for a $15,000 revolving credit line with an interest rate of LIBOR +.75% per annum and a maturity date of December 21, 2003.


(10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $756, $810, and $808 in 1998, 1997 and 1996, respectively.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(10) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 75% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 75%, 90% and 100% in 1998, 1997 and 1996, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $868, $1,057, and $1,105 in 1998, 1997 and 1996, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1998 and 1997 was $6,352 and $6,001, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:


                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 654,371      635,711             35,188     72,343   67,995
Adjustments:
 Change in reserve basis                                  (226,145)    (255,816)            13,787    (85,110)  13,324
 Deferred acquisition costs                                930,059      927,080              2,979     63,742   36,344
 Net deferred taxes                                       (257,903)    (228,861)            (2,822)   (28,283) (30,559)
 Statutory asset valuation reserve                         178,011      151,675                  0          0        0
 Statutory interest maintenance reserve                     48,697       34,336             14,361      7,994    1,183
 Modified coinsurance reinsurance                           (2,358)     (31,953)            29,595     81,790    5,435
 Unrealized gains on investments                           158,391      124,754                  0          0        0
 Nonadmitted assets                                         14,943       14,824                  0          0        0
 Deferred income on reinsurance                           (105,465)    (115,688)                 0          0        0
 Other                                                     (52,077)     (38,470)             7,051      1,197    7,446
---------------------------------------------------------------------------------------------------------------------------
As reported in the accompanying consolidated
  financial statements                                  $1,340,524    1,217,592            100,139    113,673  101,168
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1998 and 1997 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains,

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(11) Statutory Financial Data and Dividend Restrictions (cont.)

for the 12-month period ending the 31st day of the next preceding year. In 1998 and 1997, the Company paid AZOA dividends on preferred stock in the amount of $729 and $1,600, respectively. A common stock dividend of $551 was paid in 1997. Dividends of $63,678 could be paid in 1999 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(13) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(13) Year 2000 (cont.)

from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business and especially to process and account for the transfer of data and funds electronically.


(14) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:


                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(4,448)      (3,473)     (3,455)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (2,710)      (1,500)        (28)
Amount of income tax benefit for period related to aggregate adjustment                   949          525          10
---------------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                           (1,761)        (975)        (18)
Ending amount of cumulative translation adjustments                                   $(6,209)      (4,448)     (3,473)
Canadian foreign exchange rate at end of year                                               0.6535       0.6992      0.7297

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy            Other         Premium              Benefits, Net change
                      Deferred  benefits,              policy         revenue               claims      in
                       policy    losses,              claims and      and other    Net     losses, and policy      Other
                     acquisitio claims and  Unearned  benefits       contract   investment settlement acquisition operating
                        costs  loss expense  premiums   payable    considerations income    expenses  costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1998:
Life                 $217,262 1,445,844     3,859     97,647          375,055     34,731   306,318   (27,291)  141,705
Annuities             694,388 3,588,491         0      1,727          172,247    158,458   135,356    23,333   151,719
Accident and health              18,409         0     49,919          671,472    506,451    23,877   393,601       979
161,128
---------------------------------------------------------------------------------------------------------------------------
                     $930,059 5,034,335    53,778    770,846        1,053,753    217,066   835,275    (2,979)  454,552
1997:
Life                 $189,971 1,297,269     5,215     63,572          313,078     24,352   230,357   (14,363)   99,913
Annuities             717,721 3,251,829         0      1,881          188,474    118,028   124,535   (44,924)  186,789
Accident and health              19,388         0     44,953          487,660    451,067    19,970   327,526    (4,455)
151,312
---------------------------------------------------------------------------------------------------------------------------
                     $927,080 4,549,098    50,168    553,113          952,619    162,350   682,418   (63,742)  438,014
1996:
Life                 $175,608 1,204,633     5,502     62,369          331,845     89,049   258,221     4,308   103,352
Annuities             672,797 2,879,221         0      1,859          157,887    113,537   105,335   (43,283)  161,002
Accident and health              14,933         0     26,674          374,596    376,822    20,036   256,364     2,631
122,337
---------------------------------------------------------------------------------------------------------------------------
                     $863,338 4,083,854    32,176    438,824          866,554    222,622   619,920   (36,344)  386,691

(a) See note 1 for total gross amortization.


                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

      a.   Financial Statements

           The following financial statements of the Company are included in Part B hereof.


          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 1998 and 1997.
          3. Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.
          6. Notes to Consolidated Financial Statements - December 31, 1998, 1997 and 1996.

           The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and  Liabilities  as of December 31, 1998.
          3.  Statements  of  Operations  for the year ended  December 31, 1998.
          4. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
          5. Notes to Financial Statements - December 31, 1998.


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)
           2.  Not Applicable
           3.  Principal Underwriter Agreement (3)
           4.  Individual Immediate Variable Annuity Contract (3)
           4.  (i)  Individual Immediate Variable Annuity Contract
                    Endorsements (3)
           5.  Application for Individual  Immediate  Variable  Annuity (2)
           6.  (i)  Copy of Articles of Incorporation of the Company (1)
               (ii) Copy of the Bylaws of the Company (1)
           7.  Not Applicable
           8.  Form of Fund Participation Agreement (2)
           9.  Opinion and Consent of Counsel
          10.  Independent Auditors' Consent
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information
          14.  Company Organizational Chart (3)
          27.  Not Applicable

  (1) Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
  (2) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.



Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      --------------------------------------
Lowell C. Anderson               Chairman of the Board, President and
1750 Hennepin Avenue             Chief Executive Officer
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach                 Executive Vice President, Chief Financial
1750 Hennepin Avenue             Officer and Treasurer
Minneapolis, MN 55403

Robert S. James                  President-Individual Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking              President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Paul M. Howman                   Vice President, Underwriting
1750 Hennepin Avenue
Minneapolis, MN  55403

Reverend Dennis J. Dease         Director
c/o University of St.Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
c/o Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, DC 20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997 (File No. 811-05618).


Item 27.   Number of Contract Owners


As of March 19, 1999, there were 281 qualified Contract Owners and 210 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of NALAC Financial Plans, LLC:


Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------- -----------------------------
James P. Kelso          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not Applicable

Item 30.   Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 26th day of April, 1999.


                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                          (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------



                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*         Chairman of the Board,
Lowell C. Anderson          President and Chief      04/26/99
                            Executive Officer           Date

Herbert F. Hansmeyer*       Director                 04/26/99
Herbert F. Hansmeyer                                    Date

Michael P. Sullivan*        Director                 04/26/99
Michael P. Sullivan                                     Date

Dr. Gerhard G. Rupprecht*   Director                 04/26/99
Dr. Gerhard G. Rupprecht                                Date

Edward J. Bonach*           Chief Financial Officer  04/26/99
Edward J. Bonach                                        Date

Rev. Dennis J. Dease*       Director                 04/26/99
Rev. Dennis J. Dease                                    Date

James R. Campbell*          Director                 04/26/99
James R. Campbell                                       Date

Robert M. Kimmitt*          Director                 04/26/99
Robert M. Kimmitt                                       Date



                                *By   Power  of  Attorney


                                 By:  /s/ MICHAEL T. WESTERMEYER
                                      -----------------------------
                                          Michael T. Westermeyer
                                            Attorney-in-Fact



                                    EXHIBITS

                                       TO

                      POST-EFFECTIVE AMENDMENT NO.    10

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA




                                INDEX TO EXHIBITS



Exhibit                                                      Page

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information